UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08104

Touchstone Funds Group Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code:800-638-8194

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Arbitrage Fund – December 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 90.3%

Information Technology — 30.5%
Alcatel-Lucent ADR*	1,544,487	$5,915,386
Atmel Corp.††	373,820	3,218,591
Broadcom Corp. - Class A††	92,910	5,372,057
Constant Contact, Inc.*	144,034	4,211,554
Fairchild Semiconductor International, Inc.*	200,560	4,153,598
King Digital Entertainment PLC	207,785	3,715,196
PMC-Sierra, Inc.*††	384,905	4,472,596
Youku Tudou, Inc. (Cayman Island) ADR*	145,850	3,956,910
		35,015,888

Financials — 22.2%
BioMed Realty Trust, Inc. REIT	74,560	1,766,326
Chubb Corp. (The)††	31,930	4,235,195
National Interstate Corp.††	88,866	2,372,722
National Penn Bancshares, Inc.	170,960	2,107,937
NorthStar Realty Europe Corp. REIT	25,520	301,391
NorthStar Realty Finance Corp. REIT	76,560	1,303,817
PartnerRe Ltd. (Bermuda)	14,900	2,082,126
StanCorp Financial Group, Inc.††	47,860	5,450,297
Symetra Financial Corp.	148,687	4,723,786
Winthrop Realty Trust REIT	84,690	1,098,429
		25,442,026

Industrials — 8.4%
Precision Castparts Corp.	22,700	5,266,627
Towers Watson & Co. - Class A	33,831	4,345,930
		9,612,557

Energy — 7.7%
BG Group PLC (United Kingdom)	277,000	4,015,372
Cameron International Corp.*††	75,940	4,799,408
		8,814,780

Materials — 5.6%
Airgas, Inc.††	25,580	3,538,226
Wausau Paper Corp.††	288,650	2,952,890
		6,491,116

Health Care — 4.4%
Health Net, Inc.*	73,120	5,005,795

Consumer Staples — 4.1%
Boulder Brands, Inc.*	312,290	3,428,944
Keurig Green Mountain, Inc.	14,510	1,305,610
		4,734,554

Consumer Discretionary — 3.8%
Fiat Chrysler Automobiles N.V. (Netherlands)*†	91,976	1,286,744
Starwood Hotels & Resorts Worldwide, Inc.	44,880	3,109,286
		4,396,030

Utilities — 3.6%
TECO Energy, Inc.††	156,730	4,176,854
Total Common Stocks		$103,689,600

Principal
Amount

	Corporate Bonds — 3.4%

	Consumer Discretionary — 1.4%
1,500,000	Time Warner Cable, Inc., 5.850%, 5/1/17	1,569,188

	Financials — 1.2%
1,620,000	PNC Preferred Funding Trust II, 144a, 1.735%, 3/29/49(A)	1,449,900

	Utilities — 0.8%
975,000	AES Corp. VA, 3.414%, 6/1/19(A)	894,562
	Total Corporate Bonds	$3,913,650

	Asset-Backed Security — 0.0%
34,158	Taxable Newman Capital Trust, Ser 2000-1, Class A, 144a, 7.000%, 7/5/17	34,602

	Number
	of
	Contracts

Purchased Call Option — 0.2%
Baxalta, Inc., Strike @ 40.00Exp 02/16	840	189,000
Total Purchased Option		189,000

	Shares

Investment Funds — 14.0%
Dreyfus Cash Management, Institutional Shares, 0.22%∞Ω	14,752,311	14,752,311
Invesco Government & Agency Portfolio, Institutional Class, 0.13%**∞Ω	1,319,500	1,319,500
Total Investment Funds		$16,071,811

Total Long Positions
(Cost $124,426,555)		$123,898,663

Securities Sold Short —(27.1%)

Common Stocks — (27.1%)

Information Technology — (9.0%)
Avago Technologies Ltd. (Singapore)	(18,586)	(2,697,758)
Dialog Semiconductor PLC (United Kingdom)*	(41,867)	(1,397,053)
Microsemi Corp.*	(9,865)	(321,500)
Nokia OYJ, ADR	(849,512)	(5,963,573)
		(10,379,884)

1

Touchstone Arbitrage Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — (27.1%) (Continued)

Financials — (7.0%)
ACE Ltd. (Switzerland)	(19,218)	$(2,245,623)
BB&T Corp.	(38,534)	(1,456,971)
Willis Group Holdings PLC	(89,617)	(4,352,698)
		(8,055,292)

Energy — (5.8%)
Royal Dutch Shell PLC - Class B (United Kingdom)	(123,375)	(2,811,848)
Schlumberger Ltd.	(54,372)	(3,792,447)
		(6,604,295)

Consumer Discretionary — (2.7%)
Interval Leisure Group, Inc.	(17,952)	(280,231)
Marriott International, Inc. MD - Class A	(41,289)	(2,768,015)
		(3,048,246)

Health Care — (2.6%)
Centene Corp.*	(45,480)	(2,993,039)
Total Common Stocks		$(31,080,756)

Total Securities Sold Short
(Proceeds $30,314,189)		(31,080,756)

	Number
	of
	Contracts

Written Put Option — (0.1%)
Baxalta, Inc., Strike @ 35.00 Exp 02/16	(840)	(88,200)

Total Written Option
(Premiums received $157,041)		$(88,200)

Total—80.7%		$92,729,707

Cash Collateral for Securities
Sold Short and Written Options — 21.7%		24,909,058

Liabilities in Excess of Other Assets — (2.4%)		(2,787,210)

Net Assets — 100.0%		$114,851,555

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2015.

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2015 was $1,273,090.

††	All or a portion of these securities are held as collateral for securities sold short and written options. The total value of the securities held as collateral as of December 31, 2015 was $39,353,836.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities were valued at $1,484,502 or 1.29% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

2

Touchstone Arbitrage Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$99,674,228	$4,015,372	$—	$103,689,600
Corporate Bonds	—	3,913,650	—	3,913,650
Asset-Backed Security	—	34,602	—	34,602
Purchased Option Equity Contracts	189,000	—	—	189,000
Investment Funds	16,071,811	—	—	16,071,811
Total Assets	$115,935,039	$7,963,624	$—	$123,898,663
Liabilities:
Securities Sold Short
Common Stocks	$(26,871,855)	$(4,208,901)	$—	$(31,080,756)

Other Financial Instruments**
Assets:
Forward Foreign Currency Contracts	$—	$46,150	$—	$46,150
Liabilities:
Written Option Equity Contract	$(88,200)	$—	$—	$(88,200)
Total	$88,974,984	$3,800,873	$—	$92,775,857

** Other Financial Instruments include derivative instruments.

Transactions in written options for the period ended December 31, 2015.

	Number of	Premiums
	Contracts	Received
Beginning of Period, September 30, 2015	840	$157,041
Put Options Written	—	—
Put Options Closed	—	—
Call Options Expired	—	—
Put Options Expired	—	—
December 31, 2015	840	$157,041

Forward Foreign Currency Exchange Contracts

		Contract to				Unrealized
Counterparty	Expiration Date	Receive		Deliver		Appreciation
Brown Brothers Harriman	02/29/2016	USD	1,564,153	GBP	1,060,910	$46,150

See accompanying Notes to Portfolios of Investments.

3

Portfolio of Investments

Touchstone Emerging Markets Equity Fund – December 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 101.7%

India — 14.1%

Consumer Discretionary — 4.1%
Bharat Forge Ltd.	45,758	$614,656
Mahindra & Mahindra Ltd.	16,299	312,879
Zee Entertainment Enterprises Ltd.	57,390	378,314

Consumer Staples — 2.0%
ITC Ltd.	129,011	637,936

Energy — 2.8%
Oil & Natural Gas Corp. Ltd.	86,489	315,415
Reliance Industries Ltd.	37,947	581,022

Health Care — 1.5%
Lupin Ltd.	16,376	454,784

Information Technology — 1.4%
HCL Technologies Ltd.	34,006	438,573

Materials — 1.9%
UPL Ltd.	89,115	590,137

Telecommunication Services — 0.4%
Bharti Airtel Ltd.	26,448	135,518
Total India		4,459,234

South Korea — 9.9%

Consumer Discretionary — 3.7%
Hankook Tire Co. Ltd.	16,521	658,953
Kia Motors Corp.	11,766	524,646

Financials — 2.3%
Shinhan Financial Group Co. Ltd.	21,291	715,202

Information Technology — 3.9%
Samsung Electronics Co. Ltd.	1,146	1,222,303
Total South Korea		3,121,104

Taiwan — 9.7%

Consumer Discretionary — 2.9%
Eclat Textile Co. Ltd.	36,004	494,739
Giant Manufacturing Co. Ltd.	66,302	439,516

Information Technology — 6.8%
Delta Electronics, Inc.	165,620	779,006
Hermes Microvision, Inc.	5,388	193,794
Taiwan Semiconductor Manufacturing Co. Ltd.	272,042	1,173,655
Total Taiwan		3,080,710

Mexico — 8.2%

Consumer Staples — 4.7%
Fomento Economico Mexicano SABDE CV ADR	5,948	549,298
Kimberly-Clark de Mexico SAB de CV - Class A	227,609	533,150
Wal-Mart DE Mexico SAB de CV - Class A	157,721	397,997

Financials — 2.1%
Grupo Financiero Banorte SAB de CV - Class O	121,138	667,667

Health Care — 1.4%
Genomma Lab Internacional SAB DE CV - Class B*	558,499	448,821
Total Mexico		2,596,933

Hong Kong — 7.6%

Energy — 2.0%
CNOOC Ltd.	603,702	628,319

Financials — 5.6%
AIA Group Ltd.	88,132	526,596
China Overseas Land & Investment Ltd.	260,826	908,030
China Overseas Property Holdings Ltd.*	86,558	14,184
Wharf Holdings Ltd.	62,378	343,920
Total Hong Kong		2,421,049

China — 7.3%

Energy — 0.7%
PetroChina Co. Ltd. - Class H	353,431	231,370

Financials — 3.2%
Industrial & Commercial Bank of China - Class H	1,670,719	1,001,460

Health Care — 1.5%
Sinopharm Group Co. Ltd. - Class H	116,268	464,168

Industrials — 1.8%
Weichai Power Co. Ltd. - Class H	508,665	560,172

Materials — 0.1%
China BlueChemical Ltd. - Class H	168,296	45,561
Total China		2,302,731

Thailand — 5.7%

Energy — 3.0%
PTT Exploration & Production PCL	139,519	221,243
Thai Oil PCL	399,541	728,249

Financials — 1.3%
Kasikornbank PCL	99,317	410,511

Materials — 1.4%
Siam Cement PCL	21,999	277,645
Siam Cement PCL (Non-Voting)	12,379	157,520
Total Thailand		1,795,168

4

Touchstone Emerging Markets Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 101.7% (Continued)

Brazil — 4.8%

Consumer Discretionary — 1.3%
Lojas Americanas SA (Preference)	86,140	$422,399

Financials — 0.9%
Banco Bradesco SA (Preference)	56,217	273,960

Health Care — 0.8%
Odontoprev SA	105,279	251,472

Industrials — 1.0%
Localiza Rent A Car SA	47,823	300,023

Information Technology — 0.4%
Totvs SA	17,413	136,575

Materials — 0.4%
Gerdau SA (Preference)	54,360	63,892
Vale SA ADR†	15,690	51,620
Vale SA (Preference)	7,992	20,706
Total Brazil		1,520,647

South Africa — 3.9%

Consumer Discretionary — 2.8%
Foschini Group Ltd.	32,845	258,092
Woolworths Holdings Ltd.	98,766	638,944

Telecommunication Services — 1.1%
MTN Group Ltd.	40,671	350,354
Total South Africa		1,247,390

Cayman Islands — 3.9%

Consumer Staples — 1.0%
Tingyi Cayman Islands Holding Corp.	224,374	318,764

Information Technology — 2.9%
Tencent Holdings Ltd.	46,301	906,573
Total Cayman Islands		1,225,337

Indonesia — 3.4%

Financials — 1.6%
Bank Mandiri Persero Tbk PT	745,512	495,050

Telecommunication Services — 1.8%
Telekomunikasi Indonesia Persero Tbk PT	2,577,410	577,281
Total Indonesia		1,072,331

Bermuda — 3.2%

Financials — 1.8%
Credicorp Ltd.	5,787	563,191

Information Technology — 1.4%
VTech Holdings Ltd.	43,228	447,575
Total Bermuda		1,010,766

United Kingdom — 3.2%

Consumer Staples — 3.2%
SABMiller PLC	16,737	1,001,281

United Arab Emirates — 2.3%

Financials — 2.3%
First Gulf Bank PJSC	215,607	742,562

Czech Republic — 2.2%

Financials — 2.2%
Komercni Banka A/S	3,587	712,130

Singapore — 1.9%

Industrials — 1.9%
Singapore Technologies Engineering Ltd.	285,169	602,815

Israel — 1.9%

Health Care — 1.9%
Teva Pharmaceutical Industries Ltd. ADR	9,179	602,510

Turkey — 1.9%

Energy — 0.5%
Tupras Turkiye Petrol Rafine*	6,812	162,468

Financials — 0.6%
Turkiye Garanti Bankasi AS	76,444	186,230

Telecommunication Services — 0.8%
Turkcell Iletisim Hizmetleri AS	71,717	243,104
Total Turkey		591,802

Malaysia — 1.6%

Consumer Staples — 1.6%
British American Tobacco Malaysia Bhd	38,600	504,178

Chile — 1.3%

Utilities — 1.3%
Enersis SA	1,678,409	405,224

United States — 1.2%

Materials — 1.2%
Southern Copper Corp.†	14,022	366,255

Luxembourg — 0.9%

Energy — 0.9%
Tenaris SA ADR	12,714	302,593

Jersey — 0.9%

Materials — 0.9%
Randgold Resources Ltd. ADR†	4,599	284,816

5

Touchstone Emerging Markets Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 101.7% (Continued)

Canada — 0.7%

Materials — 0.7%
Eldorado Gold Corp.	74,287	$220,118
Total Common Stocks		$32,189,684

Number
of
Rights

Rights — 0.0%

Brazil — 0.0%

Financials — 0.0%
Banco Bradesco SA Expiration 01/29/16 Strike Price BRL $2.65*	2,067	$1,081

	Shares

Investment Fund — 2.3%
Invesco Government & Agency Portfolio, Institutional Class, 0.13%**∞Ω	726,516	$726,516

Total Investment Securities —104.0%
(Cost $46,049,398)		$32,917,281

Liabilities in Excess of Other Assets — (4.0%)		(1,258,276)

Net Assets — 100.0%		$31,659,005

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2015 was $702,116.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

BRL - Brazilian Real

PCL - Public Company Limited

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
India	$1,044,921	$3,414,313	$—	$4,459,234
South Korea	—	3,121,104	—	3,121,104
Taiwan	—	3,080,710	—	3,080,710
Mexico	2,596,933	—	—	2,596,933
Hong Kong	14,184	2,406,865	—	2,421,049
China	—	2,302,731	—	2,302,731
Thailand	—	1,795,168	—	1,795,168
Brazil	1,520,647	—	—	1,520,647
South Africa	—	1,247,390	—	1,247,390
Cayman Islands	—	1,225,337	—	1,225,337
Indonesia	—	1,072,331	—	1,072,331
Bermuda	563,191	447,575	—	1,010,766
United Kingdom	—	1,001,281	—	1,001,281
United Arab Emirates	742,562	—	—	742,562
Czech Republic	—	712,130	—	712,130
Singapore	—	602,815	—	602,815
Israel	602,510	—	—	602,510
Turkey	—	591,802	—	591,802
Malaysia	504,178	—	—	504,178
Chile	405,224	—	—	405,224
United States	366,255	—	—	366,255
Luxembourg	302,593	—	—	302,593
Jersey	284,816	—	—	284,816
Canada	220,118	—	—	220,118
Rights	1,081	—	—	1,081
Investment Fund	726,516	—	—	726,516
Total	$9,895,729	$23,021,552	$—	$32,917,281

6

Touchstone Emerging Markets Equity Fund (Unaudited) (Continued)

At December 31, 2015, an equity security valued at $504,178 was transferred from Level 2 to Level 1. Transfers from Level 1 to Level 2 are due to significant movement of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party to fair value the international equity securities. Transfers from Level 2 to Level 1 occur when the movement of a designated U.S. market index is no longer significant.

See accompanying Notes to Portfolios of Investments.

7

Portfolio of Investments

Touchstone Global Real Estate Fund – December 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 76.9%

United States — 28.7%

Diversified — 7.0%
EPR Properties REIT	7,519	$439,486
GEO Group, Inc. (The) REIT	5,859	169,384
Lexington Realty Trust REIT	28,231	225,848
Liberty Property Trust REIT	10,339	321,026
Outfront Media, Inc. REIT	7,578	165,428
Spirit Realty Capital, Inc. REIT	32,217	322,814

Health Care — 1.0%
Senior Housing Properties Trust REIT	16,077	238,583

Industrial — 2.2%
ProLogis, Inc. REIT	2,218	95,197
STAG Industrial, Inc. REIT	12,799	236,142
Terreno Realty Corp. REIT	8,511	192,519

Mortgage — 3.6%
Apollo Commercial Real Estate Finance, Inc. REIT	22,607	389,518
Starwood Property Trust, Inc. REIT	22,336	459,228

Office — 6.2%
Boston Properties, Inc. REIT	1,251	159,552
Digital Realty Trust, Inc. REIT	3,959	299,379
Douglas Emmett, Inc. REIT	1,837	57,278
Hudson Pacific Properties, Inc. REIT	2,920	82,169
Kilroy Realty Corp. REIT	896	56,699
Mack-Cali Realty Corp. REIT	15,186	354,593
QTS Realty Trust, Inc. - Class A REIT	4,441	200,334
SL Green Realty Corp. REIT	929	104,958
VEREIT, Inc. REIT	19,601	155,240

Real Estate Operating Companies — 0.0%
RMR Group, Inc. (The) - Class A	189	2,719

Residential — 2.3%
AvalonBay Communities, Inc. REIT	511	94,090
Bluerock Residential Growth REIT, Inc. REIT	20,140	238,659
Camden Property Trust REIT	828	63,557
Equity Residential REIT	659	53,768
Essex Property Trust, Inc. REIT	362	86,666

Retail — 2.0%
General Growth Properties, Inc. REIT	2,713	73,821
Macerich Co. (The) REIT	1,038	83,756
Retail Opportunity Investments Corp. REIT	4,104	73,462
Simon Property Group, Inc. REIT	783	152,247
Taubman Centers, Inc. REIT	990	75,953

Specialized — 4.4%
Chatham Lodging Trust REIT	9,072	185,794
Extra Space Storage, Inc. REIT	717	63,247
HCP, Inc. REIT	1,767	67,570
Omega Healthcare Investors, Inc. REIT	11,403	398,873
Public Storage REIT	351	86,943
Sabra Health Care REIT, Inc. REIT	11,898	240,697
Total United States		6,767,197

Singapore — 7.6%

Diversified — 0.7%
Soilbuild Business Space REIT	321,100	174,375

Diversified Financial Services — 1.4%
Religare Health Trust	450,300	317,582

Industrial — 1.9%
AIMS AMP Capital Industrial REIT	190,900	185,051
Mapletree Logistics Trust REIT	370,000	257,804

Office — 1.3%
Keppel REIT	458,800	300,501

Retail — 2.3%
CapitaRetail China Trust REIT	155,340	162,920
Fortune Real Estate Investment Trust REIT	66,000	67,826
Mapletree Greater China Commercial Trust REIT	385,100	247,921
Suntec Real Estate Investment Trust REIT	61,300	66,760
Total Singapore		1,780,740

Japan — 7.5%

Diversified — 3.3%
Kenedix Realty Investment Corp. REIT	91	425,428
Premier Investment Corp. REIT	357	364,116

Diversified Real Estate Activities — 0.8%
Mitsubishi Estate Co. Ltd.	9,000	187,140

Office — 1.3%
Nippon Building Fund, Inc. REIT	16	76,457
Orix J REIT, Inc. REIT	185	239,772

Real Estate Operating Companies — 0.4%
Aeon Mall Co. Ltd.	5,090	87,304

Residential — 0.6%
Kenedix Residential Investment Corp. REIT	58	142,984

Shopping Centers — 1.1%
Japan Retail Fund Investment Corp. REIT(Japan)	131	252,028
Total Japan		1,775,229

Australia — 6.5%

Diversified — 2.0%
Dexus Property Group REIT	10,475	56,817
GPT Group REIT	22,728	78,711

8

Touchstone Global Real Estate Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 76.9% (Continued)

Australia — (Continued)

Diversified — (Continued)
Stockland REIT	116,730	$346,510

Diversified Financial Services — 0.4%
Scentre Group	27,492	83,387

Industrial — 0.6%
Industria REIT	83,985	130,967

Office — 1.0%
Cromwell Property Group REIT	325,440	248,011

Retail — 2.5%
Charter Hall Retail REIT(Australia)	107,653	325,177
Vicinity Centres REIT	127,635	258,929
Total Australia		1,528,509

Canada — 4.7%

Diversified — 2.1%
Crombie Real Estate Investment Trust REIT†	8,343	77,177
Dream Office Real Estate Investment Trust REIT†	34,024	427,113

Health Care Facilities — 1.4%
Sienna Senior Living, Inc.	28,586	333,438

Residential — 0.3%
Boardwalk Real Estate Investment Trust†	1,723	59,085

Retail — 0.3%
RioCan Real Estate Investment Trust REIT†	3,304	56,567

Specialized — 0.6%
InnVest Real Estate Investment Trust REIT†	39,223	145,417
Total Canada		1,098,797

Hong Kong — 4.4%

Diversified — 1.0%
Hui Xian Real Estate Investment Trust REIT†	465,000	238,057

Office — 1.0%
Prosperity REIT	668,000	240,219

Real Estate Operating Companies — 0.3%
Hysan Development Co. Ltd.	19,000	77,628

Retail — 0.9%
Yuexiu Real Estate Investment Trust REIT	380,000	203,701

Specialized — 1.2%
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	790,000	289,495
Total Hong Kong		1,049,100

United Kingdom — 3.5%

Diversified — 2.0%
British Land Co. PLC REIT	34,379	397,797
Land Securities Group PLC REIT	5,092	88,271

Retail — 1.5%
Hammerson PLC REIT	39,230	346,810
Total United Kingdom		832,878

Germany — 2.6%

Diversified — 1.1%
Hamborner Reit AG	25,189	263,176

Office — 1.3%
Alstria Office REIT-AG	21,965	293,966

Real Estate Operating Companies — 0.2%
LEG Immobilien AG	692	56,399
Total Germany		613,541

Mexico — 1.9%

Industrial — 1.9%
Mexico Real Estate Management SA de CV REIT	276,619	350,699
Prologis Property Mexico SA de CV REIT	58,326	88,397
Total Mexico		439,096

Netherlands — 1.8%

Diversified — 1.0%
Wereldhave N.V.	4,195	235,315

Retail — 0.8%
Eurocommercial Properties NV REIT	4,383	189,348
Total Netherlands		424,663

Finland — 1.7%

Real Estate Operating Companies — 1.7%
Citycon OYJ	95,801	249,870
Sponda OYJ	35,978	152,821
Total Finland		402,691

France — 1.6%

Diversified — 0.4%
Unibail-Rodamco SE REIT	384	97,510

9

Touchstone Global Real Estate Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 76.9% (Continued)

France — (Continued)

Retail — 1.2%
Mercialys SA REIT	14,158	$286,490
Total France		384,000

Spain — 1.0%

Diversified — 1.0%
Merlin Properties Socimi SA REIT	18,788	235,363

South Africa — 1.0%

Diversified — 1.0%
Redefine Properties Ltd. REIT	363,317	228,061

Sweden — 0.9%

Diversified — 0.7%
Akelius Residential AB†	4,764	164,284

Real Estate Operating Companies — 0.2%
Hufvudstaden AB - Class A	4,037	57,069
Total Sweden		221,353

Jersey — 0.6%

Real Estate Operating Companies — 0.6%
Atrium European Real Estate Ltd.	38,093	147,790

New Zealand — 0.5%

Diversified — 0.5%
Kiwi Property Group Ltd.	132,093	121,670

Bermuda — 0.4%

Real Estate Operating Companies — 0.4%
Hongkong Land Holdings Ltd.	14,700	102,647
Total Common Stocks		$18,153,325

Preferred Stocks — 4.3%

Hotels, Resorts & Cruise Lines — 1.7%
Sunstone Hotel Investors, Inc., 8.00%	15,363	389,145

Specialized — 1.6%
Ashford Hospitality Trust, Inc. REIT, 9.00%	14,924	378,323

Industrial — 1.0%
STAG Industrial, Inc. REIT, 7.75%	6,163	160,669
Terreno Realty Corp. REIT, 9.00%	3,132	79,991
		240,660
Total Preferred Stocks		$1,008,128

Investment Funds — 21.1%
Dreyfus Cash Management, Institutional Shares, 0.22%∞Ω	4,326,565	4,326,565
Invesco Government & Agency Portfolio, Institutional Class, 0.13%**∞Ω	651,717	651,717
Total Investment Funds		$4,978,282

Total Investment Securities —102.3%
(Cost $24,743,612)		$24,139,735

Liabilities in Excess of Other Assets — (2.3%)		(548,592)

Net Assets — 100.0%		$23,591,143

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2015 was $613,455.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2015.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

10

Touchstone Global Real Estate Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
United States	$6,767,197	$—	$—	$6,767,197
Singapore	491,957	1,288,783	—	1,780,740
Japan	—	1,775,229	—	1,775,229
Australia	130,967	1,397,542	—	1,528,509
Canada	1,098,797	—	—	1,098,797
Hong Kong	289,495	759,605	—	1,049,100
United Kingdom	—	832,878	—	832,878
Germany	557,142	56,399	—	613,541
Mexico	439,096	—	—	439,096
Netherlands	—	424,663	—	424,663
Finland	249,870	152,821	—	402,691
France	—	384,000	—	384,000
Spain	—	235,363	—	235,363
South Africa	—	228,061	—	228,061
Sweden	—	221,353	—	221,353
Jersey	147,790	—	—	147,790
New Zealand	—	121,670	—	121,670
Bermuda	—	102,647	—	102,647
Preferred Stocks	1,008,128	—	—	1,008,128
Investment Funds	4,978,282	—	—	4,978,282
Total	$16,158,721	$7,981,014	$—	$24,139,735

At December 31, 2015, equity securities valued at $822,353 and $420,462 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively. Transfers from Level 1 to Level 2 are due to significant movement of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party to fair value the international equity securities. Transfers from Level 2 to Level 1 occur when the movement of the designated U.S. market index is no longer significant.

See accompanying Notes to Portfolios of Investments.

11

Portfolio of Investments

Touchstone Merger Arbitrage Fund – December 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 68.0%

Information Technology — 19.7%
Alcatel-Lucent ADR*	1,614,171	$6,182,275
Atmel Corp.††	446,857	3,847,439
Broadcom Corp. - Class A††	115,620	6,685,148
Constant Contact, Inc.*	135,621	3,965,559
Fairchild Semiconductor International, Inc.*	236,054	4,888,678
King Digital Entertainment PLC (Ireland)††	251,975	4,505,313
PMC-Sierra, Inc.*††	442,284	5,139,340
Youku Tudou, Inc. ADR*	160,680	4,359,248
		39,573,000

Financials — 16.9%
BioMed Realty Trust, Inc. REIT	87,510	2,073,112
Chubb Corp. (The)††	37,582	4,984,611
Hennessy Capital Acquisition Corp. II*	175,000	1,715,000
National Interstate Corp.††	225,332	6,016,364
National Penn Bancshares, Inc.	195,960	2,416,187
NorthStar Realty Europe Corp. REIT	49,365	583,001
NorthStar Realty Finance Corp. REIT	148,098	2,522,100
PartnerRe Ltd. (Bermuda)††	17,535	2,450,341
StanCorp Financial Group, Inc.††	40,500	4,612,140
Symetra Financial Corp.	164,832	5,236,713
Winthrop Realty Trust REIT	99,401	1,289,231
		33,898,800

Industrials — 5.3%
Precision Castparts Corp.††	28,515	6,615,765
Towers Watson & Co. - Class A	31,629	4,063,061
		10,678,826

Energy — 5.2%
BG Group PLC (United Kingdom)	323,000	4,682,185
Cameron International Corp.*††	92,070	5,818,824
		10,501,009

Consumer Discretionary — 4.8%
Fiat Chrysler Automobiles N.V. (Netherlands)*	196,981	2,755,764
Journal Media Group, Inc.††	264,082	3,174,266
Starwood Hotels & Resorts Worldwide, Inc.	53,910	3,734,885
		9,664,915

Consumer Staples — 4.8%
Boulder Brands, Inc.*	368,394	4,044,966
Keurig Green Mountain, Inc.	16,995	1,529,210
Liberator Medical Holdings, Inc.	1,221,617	4,080,201
		9,654,377

Materials — 4.2%
Airgas, Inc.††	30,730	4,250,574
Wausau Paper Corp.††	395,402	4,044,962
		8,295,536

Utilities — 2.5%
TECO Energy, Inc.††	189,865	5,059,902

Health Care — 2.4%
Health Net, Inc.*	70,500	4,826,430

Telecommunication Services — 2.2%
NTELOS Holdings Corp.*††	481,363	4,399,658
Total Common Stocks		$136,552,453

Principal
Amount

	Corporate Bonds — 5.5%

	Consumer Discretionary — 2.8%
$1,615,000	Petco Holdings, Inc. PIK, 144a, 8.500%, 10/15/17	1,643,262
3,900,000	Time Warner Cable, Inc., 5.850%, 5/1/17	4,079,888
		5,723,150

	Financials — 1.7%
3,845,000	PNC Preferred Funding Trust II, 144a, 1.735%, 3/29/49(A)	3,441,275

	Materials — 1.0%
2,000,000	Glencore Finance Canada Ltd. (Canada), 144a, 5.800%, 11/15/16	1,992,500
	Total Corporate Bonds	$11,156,925

	Commercial Mortgage-Backed Security — 1.3%
2,750,000	CFCRE Commercial Mortgage Trust, Ser 2015-RUM, Class C, 144a, 3.081%, 7/15/17(A)	2,739,835

	Commercial Paper — 12.1%
1,750,000	American Electric Power, 0.750%, 1/11/16(B)	1,749,773
4,000,000	Deutsche Telekom AG, 0.831%, 1/13/16(B)	3,999,252
1,000,000	Entergy Corp., 0.900%, 1/11/16(B)	999,815
1,750,000	Ford Motor Credit Co., 0.851%, 1/4/16(B)	1,749,887
2,250,000	Ford Motor Credit Co., 0.851%, 1/11/16(B)	2,249,570
4,000,000	Marriott International, 0.720%, 1/11/16(B)	3,999,480
1,600,000	Mohawk Industries Inc., 0.590%, 1/8/16(B)	1,599,856
4,000,000	PPG Industries Inc., 0.650%, 1/11/16(B)	3,999,071
4,000,000	Virginia Electric Power, 0.650%, 1/15/16(B)	3,999,300
	Total Commercial Paper	$24,346,004

12

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

	Number
	of	Market
	Contracts	Value

Purchased Call Options — 0.2%
Baxalta, Inc., Strike @ 40.00 Exp 02/16††	1,475	$331,875

	Shares

Investment Fund — 27.3%

Dreyfus Cash Management, Institutional Shares, 0.22%∞Ω	54,789,441	54,789,441

Total Long Positions
(Cost $232,206,947)		$229,916,533

Securities Sold Short —(17.1%)

Common Stocks — (17.1%)

Information Technology — (5.8%)
Avago Technologies Ltd. (Singapore)	(23,122)	(3,356,157)
Dialog Semiconductor PLC (Germany)*	(50,050)	(1,670,110)
Microsemi Corp.*	(11,618)	(378,631)
Nokia OYJ, ADR	(887,885)	(6,232,953)
		(11,637,851)

Financials — (4.2%)
ACE Ltd. (Switzerland)	(22,622)	(2,643,381)
BB&T Corp.	(43,925)	(1,660,804)
Willis Group Holdings PLC (United Kingdom)	(83,791)	(4,069,729)
		(8,373,914)

Energy — (3.9%)
Royal Dutch Shell PLC - Class B (Netherlands)	(143,865)	(3,278,837)
Schlumberger Ltd.	(65,925)	(4,598,269)
		(7,877,106)

Consumer Discretionary — (1.8%)
Interval Leisure Group, Inc.	(21,564)	(336,614)
Marriott International, Inc. - Class A	(49,598)	(3,325,050)
		(3,661,664)

Health Care — (1.4%)
Centene Corp.*	(43,854)	(2,886,032)
Total Common Stocks		$(34,436,567)

Total Securities Sold Short
(Proceeds $33,710,224)		$(34,436,567)

Written Put Options — (0.1%)
Baxalta, Inc., Strike @ 35.00 Exp 02/16	(1,475)	(154,875)

Total Written Options
(Premiums received $275,757)		$(154,875)

Total —97.2%		$195,325,091

Cash Collateral for Securities
Sold Short and Written Options— 3.6%		7,236,292

Liabilities in Excess of Other Assets — (0.8%)		(1,671,043)

Net Assets — 100.0%		$200,890,340

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2015.

(B)	Rate reflects yield at the time of purchase.

*	Non-income producing security.

††	All or a portion of these securities are held as collateral for securities sold short and written options. The total value of the securities held as collateral as of December 31, 2015 was $69,036,005.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PIK - Pay-in-Kind Bond

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities were valued at $9,816,872 or 4.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

13

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$131,870,268	$4,682,185	$—	$136,552,453
Corporate Bonds	—	11,156,925	—	11,156,925
Commercial Mortgage-Backed Security	—	2,739,835	—	2,739,835
Commercial Paper	—	24,346,004	—	24,346,004
Purchased Options Equity Contracts	331,875	—	—	331,875
Investment Fund	54,789,441	—	—	54,789,441
Total Assets	$186,991,584	42,924,949	—	$229,916,533
Liabilities:
Securities Sold Short
Common Stocks	$(29,487,620)	$(4,948,947)	$—	$(34,436,567)

Other Financial Instruments**
Assets:
Forward Foreign Currency Contracts	$—	$53,814	$—	$53,814
Liabilities:
Written Options Equity Contract	$(154,875)	$—	$—	$(154,875)
Total	$157,349,089	$38,029,816	$—	$195,378,905

** Other Financial Instruments include derivative instruments.

Transactions in written options for the period ended December 31, 2015.

	Number of	Premiums
	Contracts	Received
Beginning of Period, September 30, 2015	1,475	$275,757
Put Options Written	—	—
Put Options Closed	—	—
Call Options Expired	—	—
Put Options Expired	—	—
December 31, 2015	1,475	$275,757

Forward Foreign Currency Exchange Contracts

		Contract to				Unrealized
Counterparty	Expiration Date	Receive		Deliver		Appreciation

Brown Brothers Harriman	02/29/2016	USD	1,877,717	GBP	1,237,090	$53,814

See accompanying Notes to Portfolios of Investments.

14

Portfolio of Investments

Touchstone Mid Cap Fund – December 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.2%

Consumer Discretionary — 31.5%
Cabela's, Inc.*†	310,300	$14,500,320
CarMax, Inc.*	528,860	28,542,574
Deckers Outdoor Corp.*	233,010	10,998,072
Dollar Tree, Inc.*	579,120	44,719,646
H&R Block, Inc.	704,400	23,463,564
Hasbro, Inc.	339,090	22,841,102
PulteGroup, Inc.	1,445,900	25,765,938
Tempur Sealy International, Inc.*	474,440	33,429,042
Whirlpool Corp.	153,670	22,569,513
		226,829,771

Information Technology — 14.7%
Amphenol Corp. - Class A	612,600	31,996,098
NetApp, Inc.	744,750	19,758,218
Paychex, Inc.	609,860	32,255,495
Symantec Corp.	1,058,080	22,219,680
		106,229,491

Materials — 14.1%
Albemarle Corp.	381,480	21,366,695
Ball Corp.	281,430	20,468,404
NewMarket Corp.	89,750	34,170,518
Vulcan Materials Co.	272,570	25,885,973
		101,891,590

Industrials — 14.0%
Cintas Corp.	431,810	39,316,300
Copart, Inc.*†	550,700	20,932,107
Dover Corp.	344,251	21,106,029
Old Dominion Freight Line, Inc.*	331,000	19,552,170
		100,906,606

Financials — 13.6%
Alleghany Corp.*	69,770	33,345,176
M&T Bank Corp.	248,330	30,092,629
MBIA, Inc.*	2,012,760	13,042,685
Voya Financial, Inc.	574,800	21,215,868
		97,696,358

Consumer Staples — 9.1%
Brown-Forman Corp. - Class B	254,570	25,273,710
Edgewell Personal Care Co.	259,610	20,345,636
Energizer Holdings, Inc.	259,700	8,845,382
Pricesmart, Inc.	133,790	11,103,232
		65,567,960

Health Care — 2.2%
Tenet Healthcare Corp.*	519,940	15,754,182
Total Common Stocks		714,875,958

Investment Funds — 2.8%
Dreyfus Cash Management, Institutional Shares, 0.22%∞Ω	4,686,913	4,686,913
Invesco Government & Agency Portfolio, Institutional Class, 0.13%**∞Ω	15,140,673	15,140,673
Total Investment Funds		$19,827,586

Total Investment Securities —102.0%
(Cost $711,306,253)		$734,703,544

Liabilities in Excess of Other Assets — (2.0%)		(14,268,473)

Net Assets — 100.0%		$720,435,071

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2015 was $14,817,560.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2015.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$714,875,958	$—	$—	$714,875,958
Investment Funds	19,827,586	—	—	19,827,586
Total	$734,703,544	$—	$—	$734,703,544

See accompanying Notes to Portfolios of Investments.

15

Portfolio of Investments

Touchstone Mid Cap Value Fund – December 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.0%

Financials — 27.5%
Alexandria Real Estate Equities, Inc., REIT	70,882	$6,404,899
Allstate Corp. (The)	66,556	4,132,462
American Campus Communities, Inc., REIT	134,379	5,555,229
Ameriprise Financial, Inc.	34,118	3,630,838
Blackstone Mortgage Trust, Inc. - Class A, REIT	178,446	4,775,216
Brixmor Property Group, Inc., REIT	217,966	5,627,883
E*TRADE Financial Corp.*	157,005	4,653,628
Equinix, Inc., REIT	16,879	5,104,211
Hancock Holding Co.	170,086	4,281,065
Hanover Insurance Group, Inc. (The)	62,008	5,043,731
Hartford Financial Services Group, Inc.	91,387	3,971,679
Host Hotels & Resorts, Inc., REIT	286,313	4,392,041
Investors Bancorp, Inc.	401,401	4,993,428
M&T Bank Corp.	40,650	4,925,967
Reinsurance Group of America, Inc.	55,201	4,722,446
SunTrust Banks, Inc.	120,131	5,146,412
TCF Financial Corp.	269,943	3,811,595
Unum Group	164,777	5,485,426
Zions Bancorporation	172,301	4,703,817
		91,361,973

Information Technology — 12.3%
Cadence Design Systems, Inc.*	240,758	5,010,174
Citrix Systems, Inc.*	69,945	5,291,339
Diebold, Inc.	128,261	3,859,373
Fidelity National Information Services, Inc.	88,796	5,381,038
IAC/InterActiveCorp.	55,367	3,324,788
Juniper Networks, Inc.	93,371	2,577,040
Microchip Technology, Inc.†	115,308	5,366,434
Qorvo, Inc.*	115,859	5,897,223
Synopsys, Inc.*	90,422	4,124,147
		40,831,556

Industrials — 11.0%
Aercap Holdings N.V.*	126,855	5,475,062
Clean Harbors, Inc.*	62,008	2,582,633
Dover Corp.	60,079	3,683,443
Fluor Corp.	66,693	3,149,243
KAR Auction Services, Inc.	148,875	5,512,841
Owens Corning	70,900	3,334,427
Parker Hannifin Corp.	31,307	3,036,153
Pentair PLC (Ireland)	25,410	1,258,557
Regal-Beloit Corp.	70,690	4,136,779
Xylem, Inc.	119,277	4,353,610
		36,522,748

Consumer Staples — 10.9%
Coca-Cola Enterprises, Inc.	50,886	2,505,627
Darling International, Inc.*	355,239	3,737,114
Hain Celestial Group, Inc. (The)*	79,606	3,215,286
Hershey Co. (The)	59,197	5,284,516
Ingredion, Inc.	47,705	4,572,047
JM Smucker Co. (The)	45,307	5,588,165
Kroger Co. (The)	64,396	2,693,685
Sysco Corp.	109,658	4,495,978
TreeHouse Foods, Inc.*	52,040	4,083,058
		36,175,476

Consumer Discretionary — 10.1%
American Eagle Outfitters, Inc.†	281,187	4,358,398
Aramark	103,072	3,324,072
BorgWarner, Inc.	116,410	5,032,404
Cabela's, Inc.*†	93,812	4,383,835
Dollar General Corp.	64,737	4,652,648
Harley-Davidson, Inc.	78,268	3,552,585
Interpublic Group of Cos, Inc. (The)	156,068	3,633,263
LKQ Corp.*	157,419	4,664,325
		33,601,530

Utilities — 8.7%
AGL Resources, Inc.	39,284	2,506,712
Edison International	88,245	5,224,986
Great Plains Energy, Inc.	203,277	5,551,495
Pinnacle West Capital Corp.	87,244	5,625,493
Portland General Electric Co.	149,096	5,422,622
SCANA Corp.	76,312	4,616,113
		28,947,421

Health Care — 8.6%
AmerisourceBergen Corp.	27,945	2,898,176
Charles River Laboratories International, Inc.*	57,737	4,641,477
Cooper Cos, Inc. (The)	46,079	6,183,802
DENTSPLY International, Inc.	88,796	5,403,237
Patterson Cos., Inc.	100,481	4,542,746
Quest Diagnostics, Inc.	69,256	4,926,872
		28,596,310

Materials — 5.2%
Albemarle Corp.	97,091	5,438,067
Allegheny Technologies, Inc.	171,997	1,934,966
Bemis Co., Inc.	59,941	2,678,763
Cabot Corp.	97,791	3,997,696
FMC Corp.	80,115	3,134,900
		17,184,392

Energy — 4.7%
EQT Corp.	62,863	3,277,048
Newfield Exploration Co.*	143,915	4,685,872
Oasis Petroleum, Inc.*†	151,907	1,119,555
Pioneer Natural Resources Co.	37,288	4,675,169
Spectra Energy Corp.	80,694	1,931,814
		15,689,458
Total Common Stocks		$328,910,864

16

Touchstone Mid Cap Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Investment Funds — 5.0%
Dreyfus Cash Management, Institutional Shares, 0.22%∞Ω	1,567,785	$1,567,785
Invesco Government & Agency Portfolio, Institutional Class, 0.13%**∞Ω	15,077,382	15,077,382
Total Investment Funds		$16,645,167

Total Investment Securities —104.0%
(Cost $326,994,811)		$345,556,031

Liabilities in Excess of Other Assets — (4.0%)		(13,298,528)

Net Assets — 100.0%		$332,257,503

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2015 was $ 14,688,472.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2015.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$328,910,864	$—	$—	$328,910,864
Investment Funds	16,645,167	—	—	16,645,167
Total	$345,556,031	$—	$—	$345,556,031

See accompanying Notes to Portfolios of Investments.

17

Portfolio of Investments

Touchstone Premium Yield Equity Fund – December 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 100.3%

Financials — 29.3%
Ares Capital Corp.	96,044	$1,368,628
Bank of Montreal (Canada)	44,821	2,528,801
Care Capital Properties, Inc., REIT	12,751	389,783
CME Group, Inc.	29,562	2,678,317
Digital Realty Trust, Inc., REIT	64,741	4,895,714
HCP, Inc., REIT	100,313	3,835,969
Hospitality Properties Trust, REIT	114,186	2,985,964
Host Hotels & Resorts, Inc., REIT	152,604	2,340,945
Lamar Advertising Co., REIT	103,514	6,208,770
Omega Healthcare Investors, Inc., REIT	44,465	1,555,386
People's United Financial, Inc.	152,248	2,458,805
RMR Group, Inc. (The) - Class A*	2,758	39,743
Toronto-Dominion Bank (The) (Canada)	35,800	1,402,286
Ventas, Inc., REIT	50,512	2,850,392
Weyerhaeuser Co., REIT	206,674	6,196,087
		41,735,590

Health Care — 18.2%
AbbVie, Inc.	91,420	5,415,721
GlaxoSmithKline PLC, ADR	76,480	3,085,968
Johnson & Johnson	49,801	5,115,559
Merck & Co., Inc.	96,756	5,110,652
Novartis AG, ADR	36,995	3,183,050
Pfizer, Inc.	95,333	3,077,349
Senior Housing Properties Trust, REIT	64,741	960,756
		25,949,055

Information Technology — 13.6%
Cisco Systems, Inc.	205,412	5,577,963
Maxim Integrated Products, Inc.	39,841	1,513,958
Microchip Technology, Inc.	81,815	3,807,670
Microsoft Corp.	102,092	5,664,064
Seagate Technology PLC (Ireland)	58,694	2,151,722
STMicroelectronics N.V.	103,514	689,403
		19,404,780

Energy — 10.1%
Kinder Morgan, Inc. Delaware	1	12
ONEOK, Inc.	136,597	3,368,482
Pembina Pipeline Corp. (Canada)	49,801	1,083,670
Plains GP Holdings LP - Class A	165,409	1,563,115
Spectra Energy Corp.	176,437	4,223,902
Williams Cos., Inc. (The)	159,362	4,095,603
		14,334,784

Industrials — 6.3%
Covanta Holding Corp.	75,057	1,162,633
Eaton Corp. PLC (Ireland)	43,398	2,258,432
General Electric Co.	178,095	5,547,659
		8,968,724

Telecommunication Services — 6.0%
AT&T, Inc.	84,306	2,900,969
BCE, Inc. (Canada)	30,592	1,181,463
Verizon Communications, Inc.	40,196	1,857,859
Vodafone Group PLC, ADR	83,594	2,696,742
		8,637,033

Consumer Staples — 5.7%
JM Smucker Co. (The)	23,187	2,859,885
Procter & Gamble Co. (The)	66,164	5,254,083
		8,113,968

Materials — 5.2%
Domtar Corp.	86,440	3,193,958
LyondellBasell Industries N.V. - Class A (Netherlands)	48,734	4,234,985
		7,428,943

Utilities — 3.4%
American Water Works Co., Inc.	48,734	2,911,856
NiSource, Inc.	96,756	1,887,710
		4,799,566

Consumer Discretionary — 2.5%
Coach, Inc.	108,139	3,539,389
Total Common Stocks		$142,911,832

Investment Fund — 0.1%
Dreyfus Cash Management, InstitutionalShares, 0.22%∞Ω	122,437	122,437

Total Investment Securities —100.4%
(Cost $147,772,379)		$143,034,269

Liabilities in Excess of Other Assets — (0.4)%		(592,617)

Net Assets — 100.0%		$142,441,652

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

18

Touchstone Premium Yield Equity Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$142,911,832	$—	$—	$142,911,832
Investment Fund	122,437	—	—	122,437
Total	$143,034,269	$—	$—	$143,034,269

See accompanying Notes to Portfolios of Investments.

19

Portfolio of Investments

Touchstone Sands Capital Select Growth Fund – December 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.2%

Information Technology — 38.1%
Adobe Systems, Inc.*	1,262,000	$118,552,280
Alibaba Group Holding Ltd. ADR*†	1,791,000	145,554,570
Alphabet, Inc. - Class A*	189,000	147,043,890
Alphabet, Inc. - Class C*	31,000	23,525,280
Baidu, Inc. ADR*	774,000	146,316,960
Facebook, Inc. - Class A*	1,777,000	185,980,820
LinkedIn Corp. - Class A*	558,000	125,594,640
Mobileye N.V. (Netherlands)†	2,489,000	105,234,920
Palo Alto Networks, Inc.*	413,000	72,745,820
Salesforce.com, Inc.*	2,153,000	168,795,200
Splunk, Inc.*	1,271,000	74,747,510
Visa, Inc. - Class A	7,015,000	544,013,250
		1,858,105,140

Health Care — 30.2%
Alexion Pharmaceuticals, Inc.*	1,195,000	227,946,250
athenahealth, Inc.*†	813,000	130,868,610
Biogen, Inc.*	451,000	138,163,850
BioMarin Pharmaceutical, Inc.*	1,656,000	173,482,560
Cerner Corp.*	2,082,000	125,273,940
Edwards Lifesciences Corp.*	1,483,000	117,127,340
Illumina, Inc.*	893,000	171,406,885
Incyte Corp. Ltd.*	877,000	95,110,650
Regeneron Pharmaceuticals, Inc.*	542,000	294,235,540
		1,473,615,625

Consumer Discretionary — 18.2%
Amazon.com, Inc.*	333,000	225,071,370
Chipotle Mexican Grill, Inc.*	311,000	149,233,350
Netflix, Inc.*	1,488,000	170,197,440
Priceline Group, Inc. (The)*	181,000	230,765,950
Under Armour, Inc. - Class A*	1,381,000	111,322,410
		886,590,520

Financials — 5.4%
Charles Schwab Corp. (The)	5,033,000	165,736,690
LendingClub Corp.*†	8,602,000	95,052,100
		260,788,790

Energy — 4.0%
FMC Technologies, Inc.*	2,749,000	79,748,490
Schlumberger Ltd. (Curacao)	1,684,000	117,459,000
		197,207,490

Materials — 3.3%
Monsanto Co.	1,624,000	159,996,480
Total Common Stocks		$4,836,304,045

Investment Funds — 5.3%
Dreyfus Cash Management, Institutional Shares, 0.22%∞Ω	25,190,953	25,190,953
Invesco Government & Agency
Portfolio, Institutional Class, 0.13%**∞Ω	231,164,171	231,164,171
Total Investment Funds		$256,355,124

Total Investment Securities —104.5%
(Cost $3,312,072,735)		$5,092,659,169

Liabilities in Excess of Other Assets — (4.5%)		(219,867,287)

Net Assets — 100.0%		$4,872,791,882

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2015 was $225,512,189.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2015.

Portfolio Abbreviation:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$4,836,304,045	$—	$—	$4,836,304,045
Investment Funds	256,355,124	—	—	256,355,124
Total	$5,092,659,169	$—	$—	$5,092,659,169

See accompanying Notes to Portfolios of Investments.

20

Portfolio of Investments

Touchstone Small Cap Fund – December 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.3%

Consumer Discretionary — 26.1%
American Eagle Outfitters, Inc.†	570,549	$8,843,509
Cabela's, Inc.*†	486,116	22,716,201
Dana Holding Corp.	882,580	12,179,604
Deckers Outdoor Corp.*	273,530	12,910,616
Service Corp. International	1,082,150	28,157,543
Sturm Ruger & Co., Inc.	293,582	17,500,423
Tempur Sealy International, Inc.*	460,260	32,429,920
Vista Outdoor, Inc.*	537,050	23,904,095
		158,641,911

Industrials — 22.6%
GATX Corp.	405,800	17,266,790
Kaman Corp.	237,848	9,706,577
Landstar System, Inc.	297,880	17,470,662
Matson, Inc.	472,035	20,122,852
MRC Global, Inc.*	563,520	7,269,408
Orbital ATK, Inc.	488,982	43,685,652
USG Corp.*†	895,930	21,762,140
		137,284,081

Financials — 20.4%
Alexander & Baldwin, Inc.	448,548	15,838,230
Corrections Corp. of America REIT	741,840	19,651,342
Eaton Vance Corp.	358,209	11,616,718
First Industrial Realty Trust, Inc. REIT	1,194,541	26,435,192
MBIA, Inc.*	1,418,684	9,193,072
Tejon Ranch Co.*	324,451	6,213,237
Waddell & Reed Financial, Inc. - Class A	547,780	15,699,375
White Mountains Insurance Group Ltd. (Bermuda)	26,509	19,267,006
		123,914,172

Materials — 10.2%
NewMarket Corp.	100,963	38,439,643
Olin Corp.	1,069,460	18,458,880
Tredegar Corp.	394,900	5,378,538
		62,277,061

Consumer Staples — 7.1%
Energizer Holdings, Inc.	552,820	18,829,049
Pricesmart, Inc.	294,025	24,401,135
		43,230,184

Energy — 4.9%
Atwood Oceanics, Inc.†	747,926	7,651,283
Superior Energy Services, Inc.	1,034,220	13,930,943
World Fuel Services Corp.	212,364	8,167,519
		29,749,745

Information Technology — 4.0%
DST Systems, Inc.	211,930	24,172,736

Health Care — 3.0%
Tenet Healthcare Corp.*	598,247	18,126,884
Total Common Stocks		$597,396,774

Warrants — 0.0%

Financials — 0.0%
Tejon Ranch Co., Expiration 8/31/16*	63,145	442

Investment Funds — 9.9%
Dreyfus Cash Management, Institutional Shares, 0.22%∞Ω	575	575
Invesco Government & Agency Portfolio, Institutional Class, 0.13%**∞Ω	59,960,302	59,960,302
Total Investment Funds		$59,960,877

Total Investment Securities —108.2%
(Cost $604,115,851)		$657,358,093

Liabilities in Excess of Other Assets — (8.2%)		(50,032,377)

Net Assets — 100.0%		$607,325,716

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2015 was $58,541,803.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2015.

Portfolio Abbreviation:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$597,396,774	$—	$—	$597,396,774
Warrants	442	—	—	442
Investment Funds	59,960,877	—	—	59,960,877
Total	$657,358,093	$—	$—	$657,358,093

See accompanying Notes to Portfolios of Investments.

21

Portfolio of Investments

Touchstone Small Cap Value Fund – December 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 95.1%

Financials — 36.9%
Chemical Financial Corp.	24,865	$852,124
Cohen & Steers, Inc.	21,452	653,857
Columbia Banking System, Inc.	19,949	648,542
Corporate Office Properties Trust REIT	51,506	1,124,376
First Financial Bancorp	26,894	485,975
First Merchants Corp.	1,971	50,103
First Midwest Bancorp, Inc.	34,991	644,884
FNB Corp.	114,235	1,523,895
Greenhill & Co., Inc.	26,334	753,416
Hancock Holding Co.	34,556	869,775
Iberiabank Corp.	16,588	913,501
Infinity Property & Casualty Corp.	1,685	138,558
National Bank Holdings Corp. - Class A	44,123	942,909
New Residential Investment Corp. REIT	110,626	1,345,212
Northwest Bancshares, Inc.	60,145	805,342
Old National Bancorp.	85,725	1,162,431
Potlatch Corp. REIT	26,707	807,620
Prosperity Bancshares, Inc.	35,992	1,722,577
Provident Financial Services, Inc.	27,210	548,282
Tanger Factory Outlet Centers, Inc. REIT	17,567	574,441
UMB Financial Corp.	9,939	462,660
Union Bankshares Corp.	27,924	704,802
WesBanco, Inc.	13,775	413,526
Westamerica Bancorporation†	26,312	1,230,086
		19,378,894

Industrials — 22.5%
Acacia Research Corp.	100,296	430,269
Astec Industries, Inc.	20,764	845,094
CLARCOR, Inc.	2,439	121,170
Crane Co.	18,495	884,801
Granite Construction, Inc.	50,421	2,163,565
KBR, Inc.	96,532	1,633,321
McGrath RentCorp	22,502	566,825
MSA Safety, Inc.	25,628	1,114,049
Oshkosh Corp.†	20,882	815,233
Primoris Services Corp.	42,954	946,277
Regal-Beloit Corp.	21,525	1,259,643
Sun Hydraulics Corp.	1,107	35,125
Tetra Tech, Inc.	38,029	989,515
		11,804,887

Materials — 11.9%
Axiall Corp.	41,292	635,896
Cabot Corp.	43,149	1,763,931
Compass Minerals International, Inc.	18,719	1,408,979
Greif, Inc. - Class A	14,914	459,500
Haynes International, Inc.	16,707	612,980
Kronos Worldwide, Inc.†	83,112	468,752
US Silica Holdings, Inc.†	46,511	871,151
		6,221,189

Information Technology — 8.7%
ADTRAN, Inc.	73,359	1,263,241
Cohu, Inc.	45,087	544,200
Cypress Semiconductor Corp.	112,738	1,105,960
Diebold, Inc.	55,387	1,666,595
		4,579,996

Energy — 6.7%
CARBO Ceramics, Inc.†	37,251	640,717
Green Plains Renewable Energy, Inc.	40,879	936,129
Patterson-UTI Energy, Inc.	95,534	1,440,653
Superior Energy Services, Inc.	37,108	499,845
		3,517,344

Consumer Discretionary — 6.4%
Abercrombie & Fitch Co. - Class A†	17,525	473,175
Buckle, Inc. (The)†	12,249	377,024
Chico's FAS, Inc.	87,374	932,281
Men's Wearhouse, Inc. (The)	50,684	744,041
Meredith Corp.	18,609	804,839
		3,331,360

Consumer Staples — 2.0%
Andersons, Inc. (The)	33,026	1,044,612
Total Common Stocks		$49,878,282

Investment Funds — 12.7%
Dreyfus Cash Management, Institutional Shares, 0.22%∞Ω	2,310,417	2,310,417
Invesco Government & Agency Portfolio, Institutional Class, 0.13%**∞Ω	4,326,737	4,326,737
Total Investment Funds		$6,637,154

Total Investment Securities — 107.8%
(Cost $65,993,536)		$56,515,436

Liabilities in Excess of Other Assets — (7.8%)		(4,067,567)

Net Assets — 100.0%		$52,447,869

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2015 was $4,208,608.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2015.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

22

Touchstone Small Cap Value Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$49,878,282	$—	$—	$49,878,282
Investment Funds	6,637,154	—	—	6,637,154
Total	$56,515,436	$—	$—	$56,515,436

See accompanying Notes to Portfolios of Investments.

23

Portfolio of Investments

Touchstone Total Return Bond Fund – December 31, 2015 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 30.4%

	Industrials — 9.1%
$1,577,509	American Airlines 2011-1 Class B Pass Through Trust, 144a, 7.000%, 1/31/18	$1,656,385
32,180	Burlington Northern and Santa Fe Railway Co. 1998-C Pass Through Trust, 6.230%, 7/2/18	33,924
97,440	Burlington Northern and Santa Fe Railway Co. 2004-1 Pass Through Trust, 4.575%, 1/15/21	101,788
388,152	Burlington Northern and Santa Fe Railway Co. 2005-3 Pass Through Trust, 4.830%, 1/15/23	412,144
1,175,893	Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust, 4.967%, 4/1/23	1,256,579
1,172,247	Continental Airlines 2000-2 Class A-1 Pass Through Trust, 7.707%, 4/2/21	1,278,453
595,461	CSX Transportation, Inc., 6.251%, 1/15/23	679,521
1,423,823	Delta Air Lines 2010-2 Class A Pass Through Trust, 4.950%, 5/23/19	1,495,014
1,073,016	Federal Express Corp. 1998 Pass Through Trust, 6.845%, 1/15/19	1,148,127
517,991	Federal Express Corp. 1999 Pass Through Trust, 7.650%, 1/15/22	606,049
600,000	Kansas City Southern, 144a, 3.000%, 5/15/23	567,776
1,941,000	Norfolk Southern Corp., 2.903%, 2/15/23	1,874,622
1,402,000	Republic Services, Inc., 5.250%, 11/15/21	1,549,961
1,348,956	Southwest Airlines Co. 2007-1 Pass Through Trust, 6.150%, 8/1/22	1,510,831
66,678	Union Pacific Railroad Co. 2001 Pass Through Trust, 6.630%, 1/27/22	73,439
1,135,972	Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 1/2/24	1,213,163
619,058	Union Pacific Railroad Co. 2006 Pass Through Trust, 5.866%, 7/2/30	703,345
1,325,000	United Rentals North America, Inc., 5.750%, 11/15/24	1,311,750
		17,472,871

	Financials — 8.6%
1,885,000	American Express Co., 2.650%, 12/2/22	1,826,130
1,216,000	Delphi Financial Group, Inc., 7.875%, 1/31/20	1,413,664
1,550,000	Ford Motor Credit Co. LLC, 4.375%, 8/6/23	1,592,754
1,386,000	GE Capital International Funding Co., 144a, 3.373%, 11/15/25	1,411,066
524,000	General Electric Capital Corp. MTN, 3.450%, 5/15/24	541,725
1,501,000	National Rural Utilities Cooperative Finance Corp., 3.400%, 11/15/23	1,539,235
1,800,000	Private Export Funding Corp., 2.450%, 7/15/24	1,740,316
1,500,000	Provident Cos., Inc., 7.000%, 7/15/18	1,659,788
1,398,000	Torchmark Corp., 3.800%, 9/15/22	1,381,313
2,000,000	USB Capital IX, 3.500%(A)(B)	1,540,000
2,000,000	Wachovia Capital Trust III, 5.570%(A)(B)	1,926,500
		16,572,491

	Utilities — 5.7%
1,456,495	Bruce Mansfield Unit, 6.850%, 6/1/34	1,450,362
550,000	California Water Service Co., 5.500%, 12/1/40	622,799
1,311,000	Commonwealth Edison Co., 5.900%, 3/15/36	1,581,739
1,780,000	Dominion Resources, Inc., 2.903%, 9/30/66(A)	1,229,581
1,700,000	Entergy Louisiana LLC, 4.440%, 1/15/26	1,807,297
881,695	Kiowa Power Partners LLC, 144a, 5.737%, 3/30/21	930,189
2,000,000	NextEra Energy Capital Holdings, Inc., 6.350%, 10/1/66(A)	1,431,000
1,800,000	South Carolina Electric & Gas Co., 4.600%, 6/15/43	1,806,847
		10,859,814

	Energy — 2.9%
1,000,000	Apache Corp., 3.250%, 4/15/22	952,439
1,253,000	Chesapeake Energy Corp., 6.625%, 8/15/20	363,370
1,530,000	Newfield Exploration Co., 5.750%, 1/30/22	1,354,050
1,551,000	Petrobras International Finance Co. - Pifco, 3.500%, 2/6/17	1,450,185
1,500,000	Petroleos Mexicanos (Mexico), 4.875%, 1/24/22	1,443,750
		5,563,794

	Consumer Staples — 1.7%
1,555,521	CVS Pass-Through Trust, 6.036%, 12/10/28	1,708,253
1,500,000	Kroger Co. (The), 3.850%, 8/1/23	1,546,500
		3,254,753

	Telecommunication Services — 0.9%
1,500,000	Verizon Communications, Inc., 6.000%, 4/1/41	1,620,270

	Consumer Discretionary — 0.8%
490,000	PulteGroup, Inc., 7.875%, 6/15/32	554,925
1,000,000	Royal Caribbean Cruises Ltd., 5.250%, 11/15/22	1,025,000
		1,579,925

24

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 30.4% (Continued)

	Health Care — 0.7%
$1,400,000	HCA, Inc., 4.250%, 10/15/19	$1,428,000
	Total Corporate Bonds	$58,351,918

	U.S. Government Agency Obligations — 25.8%
35,777	Astro Offshore Corp., 6.000%, 12/20/19	37,492
336,000	Canal Barge Co., Inc., 4.500%, 11/12/34	369,302
523,410	EJM Airport LLC, 6.271%, 5/15/20	581,567
2,000,000	Fishers Lane Associates LLC, 144a, 3.666%, 8/5/30	2,004,168
1,800,000	Hashemite Kingdom of Jordan Government AID Bond, 3.000%, 6/30/25	1,850,710
291,000	Matson Navigation Co., Inc., 5.337%, 9/4/28	317,772
1,610,750	Petroleos Mexicanos (Mexico), 2.290%, 2/15/24	1,612,783
2,226,786	Small Business Administration, Ser 2015-20E, Class 1, 2.770%, 5/1/35	2,219,101
15,554	Small Business Administration Participation Certificates, 6.150%, 2/1/18	16,277
32,079	Small Business Administration Participation Certificates, Ser 2001-20A, Class 1, 6.290%, 1/1/21	34,455
62,979	Small Business Administration Participation Certificates, Ser 2001-20K, Class 1, 5.340%, 11/1/21	67,151
173,222	Small Business Administration Participation Certificates, Ser 2002-20H, Class 1, 5.310%, 8/1/22	185,506
190,223	Small Business Administration Participation Certificates, Ser 2003-20B, Class 1, 4.840%, 2/1/23	202,516
55,682	Small Business Administration Participation Certificates, Ser 2003-20D, Class 1, 4.760%, 4/1/23	59,457
42,728	Small Business Administration Participation Certificates, Ser 2004-20D, Class 1, 4.770%, 4/1/24	45,383
366,289	Small Business Administration Participation Certificates, Ser 2004-20K, Class 1, 4.880%, 11/1/24	392,626
235,026	Small Business Administration Participation Certificates, Ser 2005-20B, Class 1, 4.625%, 2/1/25	248,752
209,129	Small Business Administration Participation Certificates, Ser 2005-20H, Class 1, 5.110%, 8/1/25	225,467
1,483,702	Small Business Administration Participation Certificates, Ser 2006-20B, Class 1, 5.350%, 2/1/26	1,611,620
408,508	Small Business Administration Participation Certificates, Ser 2006-20H, Class 1, 5.700%, 8/1/26	452,095
909,415	Small Business Administration Participation Certificates, Ser 2006-20K, Class 1, 5.360%, 11/1/26	989,130
968,117	Small Business Administration Participation Certificates, Ser 2006-20L, Class 1, 5.120%, 12/1/26	1,049,411
886,348	Small Business Administration Participation Certificates, Ser 2007-20A, Class 1, 5.320%, 1/1/27	977,254
1,024,025	Small Business Administration Participation Certificates, Ser 2007-20E, Class 1, 5.310%, 5/1/27	1,126,949
421,802	Small Business Administration Participation Certificates, Ser 2007-20F, Class 1, 5.710%, 6/1/27	471,596
1,019,321	Small Business Administration Participation Certificates, Ser 2007-20L, Class 1, 5.290%, 12/1/27	1,121,317
711,836	Small Business Administration Participation Certificates, Ser 2008-20A, Class 1, 5.170%, 1/1/28	783,582
714,531	Small Business Administration Participation Certificates, Ser 2008-20K, Class 1, 6.770%, 11/1/28	817,232
1,097,066	Small Business Administration Participation Certificates, Ser 2009-20B, Class 1, 4.760%, 2/1/29	1,192,918
1,293,881	Small Business Administration Participation Certificates, Ser 2009-20C, Class 1, 4.660%, 3/1/29	1,406,319
235,837	Small Business Administration Participation Certificates, Ser 2009-20D, Class 1, 4.310%, 4/1/29	252,001
1,145,098	Small Business Administration Participation Certificates, Ser 2009-20E, Class 1, 4.430%, 5/1/29	1,232,758
761,842	Small Business Administration Participation Certificates, Ser 2009-20F, Class 1, 4.950%, 6/1/29	831,983
1,146,804	Small Business Administration Participation Certificates, Ser 2009-20J, Class 1, 3.920%, 10/1/29	1,214,513
1,279,504	Small Business Administration Participation Certificates, Ser 2010-20F, Class 1, 3.880%, 6/1/30	1,362,308
1,994,379	Small Business Administration Participation Certificates, Ser 2010-20I, Class 1, 3.210%, 9/1/30	2,064,216
964,259	Small Business Administration Participation Certificates, Ser 2012-10C, Class 1, 1.240%, 5/1/22	946,145

25

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Agency Obligations — 25.8% (Continued)
$2,177,680	Small Business Administration Participation Certificates, Ser 2013-20C, Class 1, 2.220%, 3/1/33	$2,148,822
2,257,409	Small Business Administration Participation Certificates, Ser 2013-20E, Class 1, 2.070%, 5/1/33	2,205,163
2,973,815	Small Business Administration Participation Certificates, Ser 2013-20G, Class 1, 3.150%, 7/1/33	3,062,822
2,986,827	Small Business Administration Participation Certificates, Ser 2014-20H, Class 1, 2.880%, 8/1/34	3,024,844
2,338,561	Small Business Administration Participation Certificates, Ser 2014-20K, Class 1, 2.800%, 11/1/34	2,366,859
103,088	Sterling Equipment, 6.125%, 9/28/19	112,339
1,579,010	Tagua Leasing LLC, 1.581%, 11/16/24	1,524,554
1,650,000	Tennessee Valley Authority, 4.650%, 6/15/35	1,848,081
1,028,000	Totem Ocean Trailer Express, Inc., 6.365%, 4/15/28	1,169,358
1,473,000	Vessel Management Services, Inc., 5.125%, 4/16/35	1,695,996
	Total U.S. Government Agency Obligations	$49,532,670

	U.S. Government Mortgage-Backed Obligations — 18.0%
284,439	FHLMC, Pool #A89148, 4.000%, 10/1/39	301,403
217,927	FNMA, Pool #465711, 4.680%, 8/1/28	251,461
1,581,041	FNMA, Pool #469616, 3.500%, 11/1/21	1,687,248
1,700,000	FNMA, Pool #469667, 3.540%, 12/1/21	1,797,020
113,125	FNMA, Pool #874210, 5.260%, 1/1/25	126,350
192,668	FNMA, Pool #888829, 5.832%, 6/1/37	231,649
190,092	FNMA, Pool #958736, 4.940%, 5/1/19	207,292
202,244	FNMA, Pool #AB1152, 4.000%, 6/1/25	214,483
346,883	FNMA, Pool #AD0101, 4.890%, 7/1/19	379,482
342,621	FNMA, Pool #AD0166, 4.839%, 8/1/19	374,498
993,474	FNMA, Pool #AD0342, 4.656%, 10/1/19	1,080,283
438,253	FNMA, Pool #AD0786, 4.501%, 1/1/20	474,358
509,936	FNMA, Pool #AD0910, 4.603%, 4/1/20	551,663
62,588	FNMA, Pool #AD1608, 4.000%, 2/1/25	66,230
389,519	FNMA, Pool #AE0209, 4.380%, 6/1/20	420,277
1,201,279	FNMA, Pool #AE0446, 4.014%, 9/1/20	1,284,213
636,919	FNMA, Pool #AE2771, 3.500%, 8/1/26	670,136
394,429	FNMA, Pool #AE8886, 3.500%, 12/1/25	413,960
270,078	FNMA, Pool #AH1519, 3.500%, 12/1/25	283,386
2,759,144	FNMA, Pool #AH8854, 4.500%, 4/1/41	2,986,042
456,219	FNMA, Pool #AI1856, 4.500%, 5/1/41	498,427
1,826,116	FNMA, Pool #AM0157, 2.680%, 2/1/22	1,847,055
1,910,980	FNMA, Pool #AM0566, 1.940%, 9/1/19	1,928,077
2,508,010	FNMA, Pool #AP7488, 3.500%, 9/1/42	2,592,552
1,260,232	FNMA, Pool #AT0924, 2.000%, 3/1/28	1,226,603
3,699,676	FNMA, Pool #AU1628, 3.000%, 7/1/43	3,707,397
3,044,215	FNMA, Pool #AX7699, 3.500%, 2/1/45	3,143,106
1,288,873	GNMA, Pool #5276, 3.000%, 1/20/27	1,341,343
1,749,956	GNMA, Pool #710077, 4.700%, 5/20/61	1,828,876
341,185	GNMA, Pool #751408, 4.826%, 6/20/61	364,720
687,145	GNMA, Pool #751409, 4.626%, 7/20/61	719,776
393,241	GNMA, Pool #752631, 4.500%, 10/20/40	426,237
654,187	GNMA, Pool #756686, 4.697%, 9/20/61	687,694
504,489	GNMA, Pool #757327, 4.295%, 7/20/61	525,795
	Total U.S. Government Mortgage-Backed Obligations	$34,639,092

	Municipal Bonds — 7.3%

	California — 2.7%
1,225,000	CA State City of San Francisco Public Utilities Commission Water Revenue, Build America Bonds, 6.950%, 11/1/50	1,697,899
1,510,000	CA State East Bay Municipal Utility District Water System Revenue, Build America Bonds Sub, 5.874%, 6/1/40	1,885,265
1,652,932	CA State HFA Residential Mortgage Rev, Ser A, 2.900%, 2/1/42	1,660,353
		5,243,517

	Florida — 0.6%
1,239,711	FL State HFC Rev, Homeownership Mortgage Special Project, 2.800%, 7/1/41	1,237,021

	Missouri — 0.6%
1,145,000	MO State Housing Development Commission, Special Homeownership Loan Program, Ser C, 2.650%, 11/1/40	1,138,909

	Texas — 1.8%
1,774,000	TX State Dallas Area Rapid Transit, Build America Bonds, 5.999%, 12/1/44	2,316,117
1,040,000	TX State Dept of Housing, Ser A, 2.800%, 3/1/36	1,044,638
		3,360,755

	Virginia — 0.6%
1,143,456	VA State Housing Development Authority, Pass Thru Ser C, 2.750%, 4/25/42	1,149,528

	Washington — 1.0%
1,515,000	WA State of Washington, Build America Bonds Ser D, UTGO, 5.481%, 8/1/39	1,838,983
	Total Municipal Bonds	$13,968,713

26

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Agency Collateralized Mortgage Obligations — 4.5%
$1,000,000	FREMF Mortgage Trust, Ser 2011-K702, Class B, 144a, 4.766%, 4/25/44(A)	$1,040,150
1,000,000	FREMF Mortgage Trust, Ser 2012-K19, Class B, 144a, 4.036%, 5/25/45(A)	1,017,060
1,035,000	FREMF Mortgage Trust, Ser 2012-K710, Class B, 144a, 3.819%, 6/25/47(A)	1,056,011
712,787	GNMA, Ser 2011-147, Class A, 2.174%, 7/16/38	710,350
289,512	GNMA, Ser 2011-31, Class A, 2.210%, 12/16/35	289,794
107,636	GNMA, Ser 2012-22, Class AB, 1.661%, 3/16/33	107,697
2,835,554	GNMA, Ser 2012-53, Class AC, 2.381%, 12/16/43	2,820,556
1,557,843	GNMA, Ser 2013-40, Class AC, 1.584%, 1/16/46	1,520,833
	Total Agency Collateralized Mortgage Obligations	$8,562,451

	Commercial Mortgage-Backed Securities — 4.1%
1,675,000	Citigroup Commercial Mortgage Trust, Ser 2007-C6, Class A4, 5.710%, 12/10/49(A)	1,730,889
505,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD3, Class AJ, 5.688%, 10/15/48	410,447
1,611,698	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD4, Class A4, 5.322%, 12/11/49	1,638,829
2,109,060	GS Mortgage Securities Corp. II, Ser 2007-GG10, Class A4, 5.794%, 8/10/45(A)	2,167,019
1,835,000	ML-CFC Commercial Mortgage Trust, Ser 2006-3, Class AM, 5.456%, 7/12/46(A)	1,865,103
	Total Commercial Mortgage-Backed Securities	$7,812,287

	U.S. Treasury Obligations — 3.1%
3,146,000	U.S. Treasury Strip, Principal, 0.000%, 8/15/35#	1,746,533
3,695,000	U.S. Treasury Strip, Principal, 0.000%, 5/15/40#	1,776,578
5,650,000	U.S. Treasury Strip, Principal, 0.000%, 5/15/43#	2,408,188
	Total U.S. Treasury Obligations	$5,931,299

	Asset-Backed Securities — 2.3%
1,188,078	321 Henderson Receivables I LLC, Ser 2012-1A, Class A, 144a, 4.210%, 2/16/65	1,235,723
1,156,659	321 Henderson Receivables I LLC, Ser 2012-2A, Class A, 144a, 3.840%, 10/15/59	1,189,249
544,398	FPL Recovery Funding LLC, Ser 2007-A, Class A4, 5.256%, 8/1/21	582,113
1,325,000	JCP&L Transition Funding LLC, Ser 2006-A, Class A4, 5.610%, 6/5/23	1,502,968
	Total Asset-Backed Securities	$4,510,053

Shares

	Investment Fund — 3.7%
7,172,910	Dreyfus Cash Management, Institutional Shares, 0.22%∞Ω	7,172,910

	Total Investment Securities —99.2%
	(Cost $193,159,139)	$190,481,393

	Other Assets in Excess of
	Liabilities — 0.8%	1,509,095

	Net Assets — 100.0%	$191,990,488

#	Strip Security - Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2015

(B)	Perpetual Bond - A Bond with no definite maturity date.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2015.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Finnish Real Estate Management Federation

GNMA - Government National Mortgage Association

HFA - Housing Finance Authority/Agency

HFC - Housing Finance Corporation

LLC - Limited Liability Company

MTN - Medium Term Note

27

Touchstone Total Return Bond Fund (Unaudited) (Continued)

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities were valued at $12,107,777 or 6.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$58,351,918	$—	$58,351,918
U.S. Government Agency Obligations	—	49,532,670	—	49,532,670
U.S. Government Mortgage-Backed Obligations	—	34,639,092	—	34,639,092
Municipal Bonds	—	13,968,713	—	13,968,713
Agency Collateralized Mortgage Obligations	—	8,562,451	—	8,562,451
Commercial Mortgage-Backed Securities	—	7,812,287	—	7,812,287
U.S. Treasury Obligations	—	5,931,299	—	5,931,299
Asset-Backed Securities	—	4,510,053	—	4,510,053
Investment Fund	7,172,910	—	—	7,172,910
Total	$7,172,910	$183,308,483	$—	$190,481,393

See accompanying Notes to Portfolios of Investments.

28

Portfolio of Investments

Touchstone Ultra Short Duration Fixed Income Fund – December 31, 2015 (Unaudited)

Principal		Market
Amount		Value

	Asset-Backed Securities — 41.3%
$4,000,000	ABCLO Ltd., Ser 2007-1A, Class B, 144a, 1.071%, 4/15/21(A)	$3,983,428
1,052,712	American Credit Acceptance Receivables Trust, Ser 2014-3, Class A, 144a, 0.990%, 8/10/18	1,051,742
2,002,634	American Credit Acceptance Receivables Trust, Ser 2014-4, Class A, 144a, 1.330%, 7/10/18	1,998,349
5,093,087	American Credit Acceptance Receivables Trust, Ser 2015-3, Class A, 144a, 1.950%, 9/12/19	5,081,955
4,593,912	AmeriCredit Automobile Receivables Trust, Ser 2011-4, Class D, 4.080%, 9/8/17	4,606,112
1,924,812	AmeriCredit Automobile Receivables Trust, Ser 2011-5, Class C, 3.440%, 10/8/17	1,926,872
2,640,000	AmeriCredit Automobile Receivables Trust, Ser 2011-5, Class D, 5.050%, 12/8/17	2,665,519
1,500,000	AmeriCredit Automobile Receivables Trust, Ser 2011-5, Class E, 6.760%, 3/8/19	1,518,703
5,015,000	AmeriCredit Automobile Receivables Trust, Ser 2012-1, Class D, 4.720%, 3/8/18	5,073,754
1,920,000	AmeriCredit Automobile Receivables Trust, Ser 2012-1, Class E, 144a, 5.940%, 7/8/19	1,949,220
4,205,000	AmeriCredit Automobile Receivables Trust, Ser 2012-2, Class D, 3.380%, 4/9/18	4,254,130
2,175,000	AmeriCredit Automobile Receivables Trust, Ser 2013-2, Class B, 1.190%, 5/8/18	2,173,312
728,507	Ascentium Equipment Receivables LLC, Ser 2014-1A, Class A2, 144a, 1.040%, 1/10/17	728,122
3,778,325	Ascentium Equipment Receivables LLC, Ser 2015-1A, Class A2, 144a, 1.150%, 7/10/17	3,768,972
5,010,193	Ascentium Equipment Receivables LLC, Ser 2015-2A, Class A1, 144a, 1.000%, 11/10/16	5,010,224
661,483	AXIS Equipment Finance Receivables II LLC, Ser 2013-1A, Class A, 144a, 1.750%, 3/20/17	660,627
1,955,070	Bayview Financial Acquisition Trust, Ser 2004-C, Class M1, 0.882%, 5/28/44(A)	1,953,652
2,934,952	Bayview Financial Acquisition Trust, Ser 2004-D, Class M1, 0.862%, 8/28/44(A)	2,930,722
2,176,000	Bear Stearns Asset Backed Securities I Trust, Ser 2004-BO1, Class M2, 0.971%, 10/25/34(A)	2,168,034
5,699,972	BlueVirgo Trust, Ser 2015-1A, Class NOTE, 144a, 3.000%, 12/15/22	5,664,860
136,755	California Republic Auto Receivables Trust, Ser 2012-1, Class A, 144a, 1.180%, 8/15/17	136,734
302,000	California Republic Auto Receivables Trust, Ser 2014-3, Class A3, 1.090%, 11/15/18	301,158
40,053	Capital Auto Receivables Asset Trust, Ser 2013-1, Class A3, 0.790%, 6/20/17	40,042
4,108,687	Carnow Auto Receivables Trust, Ser 2015-1A, Class A, 144a, 1.690%, 1/15/20	4,102,236
1,737,407	Carrington Mortgage Loan Trust, Ser 2005-OPT2, Class M2, 0.896%, 5/25/35(A)	1,729,181
4,005,965	Cazenovia Creek Funding I LLC, Ser 2015-1A, Class A, 144a, 2.000%, 12/10/23	4,009,690
248,483	CFC LLC, Ser 2013-2A, Class A, 144a, 1.750%, 11/15/17	248,390
1,197,638	CFC LLC, Ser 2014-1A, Class A, 144a, 1.460%, 12/17/18	1,195,800
36,066	College & University Facility Loan Trust, Ser 2 Class D, 4.000%, 6/1/18	36,210
4,521,057	Countrywide Asset-Backed Certificates, Ser 2004-12, Class MV3, 1.211%, 3/25/35(A)	4,470,927
1,065,888	Countrywide Asset-Backed Certificates, Ser 2005-BC4, Class M3, 0.971%, 8/25/35(A)	1,063,663
1,624,352	Credit Acceptance Auto Loan Trust, Ser 2013-1A, Class A, 144a, 1.210%, 10/15/20	1,623,646
4,403,551	Credit Acceptance Auto Loan Trust, Ser 2013-2A, Class A, 144a, 1.500%, 4/15/21	4,399,129
3,253,004	Credit-Based Asset Servicing and Securitization LLC, Ser 2006-SC1, Class A, 144a, 0.491%, 5/25/36(A)	3,154,957
2,300,000	Dell Equipment Finance Trust, Ser 2014-1, Class B, 144a, 1.360%, 6/22/20	2,292,431
2,375,446	Direct Capital Funding V LLC, Ser 2013-2, Class A2, 144a, 1.730%, 8/20/18	2,374,403
46,685	DT Auto Owner Trust, Ser 2014-1A, Class B, 144a, 1.430%, 3/15/18	46,673
3,062,464	DT Auto Owner Trust, Ser 2015-2A, Class A, 144a, 1.240%, 9/17/18	3,055,864
1,564,506	Elara HGV Timeshare Issuer 2014-A LLC, Ser 2014-A, Class A, 144a, 2.530%, 2/25/27	1,538,397

29

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 41.3% (Continued)
$867,412	Exeter Automobile Receivables Trust, Ser 2014-2A, Class A, 144a, 1.060%, 8/15/18	$865,026
3,659,480	Exeter Automobile Receivables Trust, Ser 2015-1A, Class A, 144a, 1.600%, 6/17/19	3,652,516
1,345,000	First Investors Auto Owner Trust, Ser 2013-1A, Class B, 144a, 1.810%, 10/15/18	1,345,095
3,700,000	Flagship Credit Auto Trust, Ser 2013-1, Class B, 144a, 2.760%, 9/17/18	3,709,728
4,538,493	FNA 2015-1 Trust, Ser 2015-1, Class A, 144a, 3.240%, 12/10/23	4,525,690
142,031	FNMA REMIC Trust, Ser 2001-W4, Class AF5, 6.114%, 2/25/32(B)	164,062
1,885,000	Ford Credit Auto Owner Trust, Ser 2012-A, Class D, 2.940%, 7/15/18	1,896,834
790,000	Ford Credit Auto Owner Trust, Ser 2012-B, Class D, 2.930%, 10/15/18	796,256
5,640,048	GE Equipment Small Ticket LLC Series, Ser 2014-1A, Class A3, 144a, 0.950%, 9/25/17	5,625,134
5,192,786	GreatAmerica Leasing Receivables Funding LLC Series, Ser 2015-1, Class A2, 144a, 1.120%, 6/20/17	5,182,968
367,268	GSC Group CDO Fund VIII Ltd., Ser 2007-8A, Class A2, 144a, 0.695%, 4/17/21(A)	367,053
1,289,394	Gulf Stream - Sextant CLO, Ser 2007-1X, Class A1A Ltd. Reg S Global Senior Notes, 0.559%, 6/17/21	1,284,499
5,837,000	Hyundai Auto Receivables Trust, Ser 2012-A, Class D, 2.610%, 5/15/18	5,856,860
55,164	LA St Local Govt Envrnm Facs & Cmnty Dev Auth, Tranches A-1, A-2, 1.520%, 2/1/18	55,186
2,345,861	MC Funding Ltd. / MC Funding, Ser 2006-1A, Class C, 144a, 1.520%, 12/20/20(A)	2,344,390
12,637	MMAF Equipment Finance LLC, Ser 2009-AA, Class A4, 144a, 3.510%, 1/15/30	12,638
1,081,248	MMAF Equipment Finance LLC, Ser 2012-AA, Class A4, 144a, 1.350%, 10/10/18	1,080,078
625,776	Navitas Equipment Receivables LLC, Ser 2013-1, Class A, 144a, 1.950%, 11/15/16	625,355
50,000	New Mexico Educational Assistance Foundation, Ser 2010, Class A2, 1.064%, 12/1/28(A)	49,922
255,196	NovaStar Mortgage Funding Trust, Ser 2004-4, Class M3, 1.502%, 3/25/35(A)	255,334
3,734,805	Orange Lake Timeshare Trust, Ser 2012-AA, Class A, 144a, 3.450%, 3/10/27	3,771,671
3,945,000	Prestige Auto Receivables Trust, Ser 2012-1A, Class C, 144a, 3.250%, 7/15/19	3,960,206
343,338	RAMP Trust, Ser 2003-RZ3, Class A6, 3.900%, 3/25/33(B)	349,579
2,022,476	Rockwall CDO Ltd., Ser 2006-1A, Class A1LB, 144a, 0.829%, 8/1/21(A)	2,005,360
2,503,000	Santander Drive Auto Receivables Trust, Ser 2011-3, Class D, 4.230%, 5/15/17	2,504,174
1,040,000	Santander Drive Auto Receivables Trust, Ser 2011-4, Class E, 7.200%, 11/15/18	1,055,744
113,579	Santander Drive Auto Receivables Trust, Ser 2012-1, Class C, 3.780%, 11/15/17	113,670
4,725,000	Santander Drive Auto Receivables Trust, Ser 2012-1, Class D, 4.560%, 11/15/17	4,775,920
248,507	Santander Drive Auto Receivables Trust, Ser 2012-2, Class C, 3.200%, 2/15/18	248,867
2,565,862	Santander Drive Auto Receivables Trust, Ser 2012-3, Class C, 3.010%, 4/16/18	2,573,653
2,294,156	Santander Drive Auto Receivables Trust, Ser 2012-4, Class C, 2.940%, 12/15/17	2,304,530
3,544,300	Santander Drive Auto Receivables Trust, Ser 2012-5, Class C, 2.700%, 8/15/18	3,562,205
1,247,884	Santander Drive Auto Receivables Trust, Ser 2012-AA, Class C, 144a, 1.780%, 11/15/18	1,247,895
6,430,000	Santander Drive Auto Receivables Trust, Ser 2013-1, Class C, 1.760%, 1/15/19	6,437,168
6,230,000	Santander Drive Auto Receivables Trust, Ser 2013-2, Class C, 1.950%, 3/15/19	6,242,049
441,499	Sierra Timeshare Receivables Funding LLC, Ser 2011-1A, Class A, 144a, 3.350%, 4/20/26	441,829
1,671,465	Sierra Timeshare Receivables Funding LLC, Ser 2011-2A, Class A, 144a, 3.260%, 5/20/28	1,679,239
1,756,148	Sierra Timeshare Receivables Funding LLC, Ser 2011-3A, Class A, 144a, 3.370%, 7/20/28	1,769,580

30

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 41.3% (Continued)
$922,282	Sierra Timeshare Receivables Funding LLC, Ser 2012-1A, Class A, 144a, 2.840%, 11/20/28	$926,364
4,198,630	Sierra Timeshare Receivables Funding LLC, Ser 2012-3A, Class A, 144a, 1.870%, 8/20/29	4,174,885
1,539,788	Sierra Timeshare Receivables Funding LLC, Ser 2013-1A, Class A, 144a, 1.590%, 11/20/29	1,514,278
3,329,913	Sierra Timeshare Receivables Funding LLC, Ser 2014-3A, Class A, 144a, 2.300%, 10/20/31	3,321,681
3,605,136	SpringCastle America Funding LLC, Ser 2014-AA, Class A, 144a, 2.700%, 5/25/23	3,597,173
488,144	Structured Asset Investment Loan Trust, Ser 2005-5, Class M1, 0.851%, 6/25/35(A)	488,255
956,161	United Auto Credit Securitization Trust, Ser 2015-1, Class A, 144a, 1.160%, 2/15/17	955,138
2,918,882	Welk Resorts LLC, Ser 2013-AA, Class A, 144a, 3.100%, 3/15/29	2,905,148
3,570,900	Westgate Resorts, Ser 2015-1A, Class A, 144a, 2.750%, 5/20/27	3,532,930
813,051	Westgate Resorts LLC, Ser 2012-3A, Class A, 144a, 2.500%, 3/20/25	812,925
1,483,385	Westgate Resorts LLC, Ser 2012-3A, Class B, 144a, 4.500%, 3/20/25	1,489,514
2,874,940	Westgate Resorts LLC, Ser 2013-1A, Class A, 144a, 2.250%, 8/20/25	2,873,045
100,165	Westlake Automobile Receivables Trust, Ser 2014-1A, Class A2, 144a, 0.700%, 5/15/17	100,138
4,730,000	Westlake Automobile Receivables Trust, Ser 2015-2A, Class A2A, 144a, 1.280%, 7/16/18	4,718,208
4,519,553	Westlake Automobile Receivables Trust 2015-1, Ser 2015-1A, Class A2, 144a, 1.170%, 3/15/18	4,513,375
1,661,696	Westlake Automobile Receivables Trust 2015-3, Ser 2015-3A, Class A1, 144a, 0.640%, 10/17/16	1,661,698
	Total Asset-Backed Securities	$217,310,558

	Corporate Bonds — 24.5%

	Financials — 8.9%
968,000	Ameritech Capital Funding Corp., 9.100%, 6/1/16	993,098
850,000	Bank of New York Mellon Corp. (The) MTN, 0.700%, 3/4/16	849,850
1,000,000	BNY Mellon NA, 5.450%, 4/1/16	1,010,616
800,000	Branch Banking & Trust Co., 1.450%, 10/3/16	802,931
3,460,000	Capital One Bank USA NA, 1.150%, 11/21/16	3,451,668
4,800,000	Credit Suisse/New York (Switzerland) MTN, 0.897%, 5/26/17(A)	4,782,187
4,563,000	DBS Bank Ltd.(Singapore), 144a, 0.931%, 7/15/21(A)	4,554,339
3,250,000	Fifth Third Bancorp, 3.625%, 1/25/16	3,255,746
500,000	Hospitality Properties Trust REIT, 6.300%, 6/15/16	501,707
2,225,000	Huntington National Bank (The), 1.300%, 11/20/16	2,223,516
1,000,000	Huntington National Bank (The), 2.200%, 11/6/18	997,236
4,700,000	Jackson National Life Global Funding, 144a, 1.875%, 10/15/18	4,666,846
900,000	Jackson National Life Global Funding, 144a, 4.700%, 6/1/18	953,586
4,750,000	JPMorgan Chase & Co., 2.600%, 1/15/16	4,751,985
410,000	Liberty Mutual Group, Inc., 144a, 6.700%, 8/15/16	423,380
1,850,000	Metropolitan Life Global Funding I, 144a, 1.950%, 12/3/18	1,845,495
3,670,000	Platinum Underwriters Finance, Inc., 7.500%, 6/1/17	3,910,767
3,200,000	Ventas Realty LP REIT, 1.550%, 9/26/16	3,202,208
2,050,000	Weingarten Realty Investors REIT MTN, 5.542%, 12/15/16	2,113,501
1,670,000	Welltower, Inc., 3.625%, 3/15/16	1,677,258
		46,967,920

	Utilities — 2.7%
6,490,000	Dayton Power & Light Co. (The), 1.875%, 9/15/16	6,495,666
2,350,000 715,000	Georgia Power Co., 1.950%, 12/1/18 New York State Electric & Gas Corp., 144a, 6.150%, 12/15/17	2,344,043 761,703
1,178,000	Oklahoma Gas & Electric Co., 6.500%, 7/15/17	1,261,379
565,000	Questar Corp., 2.750%, 2/1/16	565,282
451,000	Southern Electric Generating Co., 144a, 2.200%, 12/1/18	450,210
2,350,000	Wisconsin Public Service Corp., 1.650%, 12/4/18	2,335,033
		14,213,316

	Consumer Discretionary — 2.4%
4,278,000	Dollar General Corp., 4.125%, 7/15/17	4,393,023
350,000	ERAC USA Finance LLC, 144a, 1.400%, 4/15/16	349,833
470,000	ERAC USA Finance LLC, 144a, 6.200%, 11/1/16	487,212
5,150,000	Ford Motor Credit Co. LLC, 1.594%, 5/9/16(A)	5,157,014
1,395,000	Ford Motor Credit Co. LLC, 4.207%, 4/15/16	1,406,170
800,000	Hyundai Capital America, 144a, 4.000%, 6/8/17	820,674
		12,613,926

31

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 24.5% (Continued)

	Energy — 2.4%
$2,800,000	Buckeye Partners LP, 2.650%, 11/15/18	$2,693,720
4,430,000	Buckeye Partners LP, 6.050%, 1/15/18	4,598,867
4,628,000	Cameron International Corp., 1.150%, 12/15/16	4,581,961
472,590	Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), 144a, 5.298%, 9/30/20	501,357
		12,375,905

	Industrials — 2.2%
6,642,000	Dun & Bradstreet Corp. (The), 3.250%, 12/1/17	6,693,655
2,760,000	Embraer Overseas Ltd. (Cayman Islands), 6.375%, 1/24/17	2,849,700
1,000,000	L-3 Communications Corp., 1.500%, 5/28/17	987,611
750,000	L-3 Communications Corp., 3.950%, 11/15/16	761,281
		11,292,247

	Telecommunication Services — 1.7%
5,500,000	America Movil SAB DE CV (Mexico), 2.375%, 9/8/16	5,520,168
2,900,000	BellSouth Corp., 144a, 4.821%, 4/26/16	2,934,487
600,000	Crown Castle Towers LLC, 144a, 5.495%, 1/15/17	608,237
		9,062,892

	Health Care — 1.4%
4,800,000	Amgen, Inc., 0.758%, 5/22/17(A)	4,787,832
2,800,000	Bayer US Finance LLC, 144a, 0.573%, 10/7/16(A)	2,798,471
		7,586,303

	Materials — 1.2%
400,000	Glencore Funding LLC, 144a, 1.700%, 5/27/16	396,000
3,300,000	Rio Tinto Finance USA PLC (United Kingdom), 1.366%, 6/17/16(A)	3,288,476
2,600,000	Vale Overseas Ltd. (Cayman Islands), 6.250%, 1/11/16	2,599,610
		6,284,086

	Information Technology — 0.9%
4,850,000	Hewlett Packard Enterprise Co., 144a, 2.450%, 10/5/17	4,845,887

	Consumer Staples — 0.7%
1,165,000	Cintas Corp. No 2, 2.850%, 6/1/16	1,169,603
2,375,000	Daimler Finance North America LLC, 144a, 1.250%, 1/11/16	2,375,100
		3,544,703
	Total Corporate Bonds	$128,787,185

	U.S. Government Mortgage-Backed Obligations — 8.5%
216,391	FHLMC, Pool #1B1580, 2.586%, 3/1/34(A)	228,767
181,120	FHLMC, Pool #1B2629, 2.625%, 11/1/34(A)	191,788
598,803	FHLMC, Pool #1B7189, 3.158%, 3/1/36(A)	638,834
170,964	FHLMC, Pool #1G1471, 2.337%, 1/1/37(A)	181,005
929,278	FHLMC, Pool #1H1354, 2.560%, 11/1/36(A)	984,822
116,658	FHLMC, Pool #1H2524, 2.487%, 8/1/35(A)	123,423
547,959	FHLMC, Pool #1J1813, 2.675%, 8/1/37(A)	583,937
491,929	FHLMC, Pool #1K1238, 2.500%, 7/1/36(A)	521,142
237,759	FHLMC, Pool #1L0087, 2.500%, 6/1/35(A)	253,056
497,117	FHLMC, Pool #1L0147, 2.540%, 7/1/35(A)	529,924
323,909	FHLMC, Pool #1L1288, 2.486%, 5/1/36(A)	342,780
301,332	FHLMC, Pool #1Q0080, 2.408%, 1/1/36(A)	317,856
594,981	FHLMC, Pool #1Q0119, 2.583%, 9/1/36(A)	634,519
1,472,299	FHLMC, Pool #1Q0187, 2.560%, 12/1/36(A)	1,552,982
750,931	FHLMC, Pool #1Q0339, 2.584%, 4/1/37(A)	795,733
236,884	FHLMC, Pool #1Q0669, 2.454%, 11/1/37(A)	250,740
802,521	FHLMC, Pool #1Q1303, 2.542%, 11/1/36(A)	849,959
945,086	FHLMC, Pool #781515, 2.500%, 4/1/34(A)	1,001,759
389,641	FHLMC, Pool #782760, 2.520%, 11/1/36(A)	412,690
338,537	FHLMC, Pool #847795, 2.560%, 4/1/35(A)	357,534
221,415	FHLMC, Pool #848088, 2.450%, 4/1/35(A)	234,746
692,485	FHLMC, Pool #848539, 3.348%, 4/1/37(A)	737,181
1,763,396	FHLMC, Pool #848583, 2.538%, 1/1/36(A)	1,864,442
24,580	FHLMC, Pool #A92646, 5.500%, 6/1/40	27,738
23,223	FHLMC, Pool #C03505, 5.500%, 6/1/40	25,704
73,158	FHLMC, Pool #C66916, 7.000%, 5/1/32	83,161
18,543	FHLMC, Pool #D94598, 6.500%, 4/1/21	21,118
79,311	FHLMC, Pool #G01840, 5.000%, 7/1/35	87,529
1,083,545	FHLMC, Pool #G11769, 5.000%, 10/1/20	1,147,457

32

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed Obligations — 8.5% (Continued)
$677,315	FHLMC, Pool #G11773, 5.000%, 10/1/20	$717,806
13,627	FHLMC, Pool #G30085, 7.500%, 10/1/17	14,018
415,961	FHLMC, Pool #J10895, 4.000%, 10/1/19	432,920
2,423,014	FHLMC REMIC, Ser 4459 Class NG, 6.500%, 10/15/24	2,466,723
250,453	FNMA, Pool #254868, 5.000%, 9/1/33	277,048
114,556	FNMA, Pool #256272, 5.500%, 6/1/26	127,547
193,786	FNMA, Pool #256852, 6.000%, 8/1/27	218,682
41,858	FNMA, Pool #323832, 7.500%, 7/1/29	49,847
3,136	FNMA, Pool #334593, 7.000%, 5/1/24	3,437
220,218	FNMA, Pool #555380, 2.256%, 4/1/33(A)	234,256
790	FNMA, Pool #555646, 7.500%, 9/1/16	794
99,468	FNMA, Pool #665773, 7.500%, 6/1/31	110,237
161,366	FNMA, Pool #679742, 2.837%, 1/1/40(A)	167,031
85,850	FNMA, Pool #681842, 2.277%, 2/1/33(A)	90,373
235,845	FNMA, Pool #681898, 2.356%, 4/1/33(A)	249,676
271,757	FNMA, Pool #725245, 2.325%, 2/1/34(A)	286,491
272,492	FNMA, Pool #725424, 5.500%, 4/1/34	306,454
1,599,413	FNMA, Pool #725490, 2.249%, 4/1/34(A)	1,697,106
271,586	FNMA, Pool #735439, 6.000%, 9/1/19	280,654
49,399	FNMA, Pool #735484, 5.000%, 5/1/35	54,526
180,449	FNMA, Pool #735539, 2.427%, 4/1/35(A)	191,077
115,368	FNMA, Pool #743207, 2.357%, 10/1/33(A)	121,403
102,141	FNMA, Pool #745467, 2.555%, 4/1/36(A)	108,522
128,424	FNMA, Pool #745790, 2.291%, 8/1/36(A)	136,118
806,952	FNMA, Pool #761411, 4.500%, 5/1/19	839,518
150,428	FNMA, Pool #784365, 2.050%, 5/1/34(A)	157,362
346,680	FNMA, Pool #791978, 2.018%, 9/1/34(A)	361,773
110,387	FNMA, Pool #804001, 2.464%, 10/1/34(A)	116,197
75,896	FNMA, Pool #809897, 2.296%, 3/1/35(A)	81,017
274,846	FNMA, Pool #813170, 2.200%, 1/1/35(A)	290,915
266,526	FNMA, Pool #820364, 1.698%, 4/1/35(A)	280,101
907,295	FNMA, Pool #827787, 2.047%, 5/1/35(A)	947,914
113,292	FNMA, Pool #828480, 2.480%, 6/1/35(A)	120,561
183,225	FNMA, Pool #839239, 2.510%, 9/1/35(A)	193,403
165,525	FNMA, Pool #888179, 2.436%, 2/1/37(A)	175,871
101,143	FNMA, Pool #888548, 2.508%, 5/1/35(A)	106,825
172,434	FNMA, Pool #889060, 6.000%, 1/1/38	196,649
164,151	FNMA, Pool #889061, 6.000%, 1/1/38	188,031
10,567	FNMA, Pool #889382, 5.500%, 4/1/38	12,001
586,889	FNMA, Pool #922674, 2.551%, 4/1/36(A)	619,228
445,099	FNMA, Pool #931676, 5.500%, 1/1/19	464,123
228,154	FNMA, Pool #950385, 1.397%, 8/1/37(A)	233,889
96,544	FNMA, Pool #960376, 5.500%, 12/1/37	107,952
74,354	FNMA, Pool #995284, 5.500%, 3/1/20	76,061
882,453	FNMA, Pool #AA1150, 4.000%, 4/1/23	920,119
14,806	FNMA, Pool #AD0941, 5.500%, 4/1/40	16,936
124,790	FNMA, Pool #AE0363, 5.000%, 7/1/37	137,960
604,428	FNMA, Pool #AE0727, 4.000%, 10/1/20	630,111
192,406	FNMA, Pool #AE5441, 5.000%, 10/1/40	212,339
278,567	FNMA, Pool #AI6588, 4.000%, 7/1/26	295,408
266,842	FNMA, Pool #AI8506, 4.000%, 8/1/26	283,333
269,218	FNMA, Pool #AL0211, 5.000%, 4/1/41	298,147
49,881	FNMA, Pool #AL0302, 5.000%, 4/1/24	53,662
1,681,438	FNMA, Pool #AL0478, 2.517%, 4/1/36(A)	1,780,332
466,513	FNMA, Pool #AL0543, 5.000%, 7/1/41	516,133
278,756	FNMA, Pool #AL1105, 4.500%, 12/1/40	304,666
146,532	FNMA, Pool #AL2591, 5.500%, 5/1/38	157,962
1,009,995	FNMA, Pool #AL5275, 0.870%, 9/1/37(A)	1,040,367
17,887	GNMA, Pool #344233, 8.000%, 2/15/23	19,445
69,010	GNMA, Pool #345123, 8.000%, 12/15/23	76,026
7,774	GNMA, Pool #569337, 6.500%, 4/15/22	8,895
19,745	GNMA, Pool #780322, 8.000%, 11/15/22	22,248
1,973	GNMA, Pool #780327, 8.000%, 11/15/17	2,033
696,576	GNMA, Pool #80826, 1.750%, 2/20/34(A)	715,691
371,450	GNMA, Pool #80889, 1.750%, 4/20/34(A)	383,006
583,966	GNMA, Pool #81016, 1.875%, 8/20/34(A)	601,313
5,229	GNMA, Pool #814, 8.000%, 8/20/17	5,312
2,697	GNMA, Pool #8426, 3.000%, 11/20/18(A)	2,730

33

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed Obligations — 8.5% (Continued)
$1,604,245	GNMA, Pool #MA2392, 2.000%, 11/20/44(A)	$1,630,536
5,560,388	GNMA, Pool #MA2466, 2.000%, 12/20/44(A)	5,651,524
	Total U.S. Government Mortgage-Backed Obligations	$44,660,697

	Commercial Mortgage-Backed Securities — 8.3%
32,075	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2006-4, Class A4, 5.634%, 7/10/46	32,336
5,182,000	CD Mortgage Trust, Ser 2006-CD3, Class AM, 5.648%, 10/15/48	5,253,056
4,991,000	COMM Mortgage Trust, Ser 2012-9W57, Class A, 144a, 2.365%, 2/10/29	5,023,566
3,641,259	COMM Mortgage Trust, Ser 2014-SAVA, Class A, 144a, 1.481%, 6/15/34(A)	3,632,571
9,821	Commercial Mortgage Trust, Ser 2007-C2, Class A2, 5.448%, 1/15/49(A)	9,796
3,165,788	DBRR Trust, Ser 2013-EZ3, Class A, 144a, 1.636%, 12/18/49(A)	3,165,788
1,398,022	DBUBS Mortgage Trust, Ser 2011-LC2A, Class A1FL, 144a, 1.651%, 7/12/44(A)	1,408,958
3,847,000	Del Coronado Trust 2013-DEL, Ser 2013-HDC, Class B, 144a, 1.631%, 3/15/26(A)	3,844,236
49,125	FDIC Guaranteed Notes, Ser 2010-C1, Class A, 144a, 2.980%, 12/6/20	49,920
1,233,022	First Union Commercial Mortgage Trust, Ser 1999-C1, Class F, 144a, 5.350%, 10/15/35	1,242,041
4,965,000	Hyatt Hotel Portfolio Trust, Ser 2015-HYT, Class A, 144a, 1.581%, 11/15/29(A)	4,966,072
267,004	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB11, Class AJ, 5.411%, 8/12/37(A)	266,504
3,050,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2014-FBLU, Class B, 144a, 1.697%, 12/15/28(A)	3,049,729
1,138,145	LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Class H, 144a, 4.766%, 10/15/36(A)††	1,145,571
54,645	Merrill Lynch Mortgage Investors Trust, Ser 1998-C1, Class A3, 6.720%, 11/15/26(A)	55,181
2,800,000	PFP 2015-2 Ltd., Ser 2015-2, Class A, 144a, 1.767%, 7/14/34(A)	2,801,174
1,063,846	PFP III 2014-1 Ltd., Ser 2014-1, Class A, 144a, 1.515%, 6/14/31(A)	1,058,190
23,361,512	UBS-Citigroup Commercial Mortgage Trust 2011-C1, Ser 2011-C1, Class XA, 144a, 2.432%, 1/10/45(A)(C)	1,816,299
5,000,000	Wells Fargo Commercial Mortgage Trust, Ser 2014-TISH, Class B, 144a, 1.681%, 2/15/27(A)	4,908,697
	Total Commercial Mortgage-Backed Securities	$43,729,685

	Commercial Paper — 7.7%
10,000,000	Crane Co., 0.700%, 1/6/16(D)	9,999,343
1,000,000	Ingersoll-Rand Lux Financial, 0.550%, 1/4/16(D)	999,958
10,000,000	Kroger Co., 0.550%, 1/4/16(D)	9,999,577
7,000,000	MDU Resources Group, Inc., 0.500%, 1/4/16(D)	6,999,611
10,000,000	Nextera Energy Captial Holdings, 0.450%, 1/4/16(D)	9,999,577
2,820,000	Northwestern Corp., 0.550%, 1/4/16(D)	2,819,881
	Total Commercial Paper	$40,817,947

	Non-Agency Collateralized Mortgage Obligations — 4.1%
3,447,452	Bear Stearns ARM Trust, Ser 2003-1, Class 5A1, 2.285%, 4/25/33(A)††	3,442,461
383,927	Bear Stearns ARM Trust, Ser 2004-1, Class 13A3, 2.858%, 4/25/34(A)††	371,223
309,555	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(B)††	322,714
124,568	Community Program Loan Trust, Ser 1987-A, Class A5, 4.500%, 4/1/29	125,552
2,263,806	CSMC Trust, Ser 2012-CIM1, Class A1, 144a, 3.380%, 2/25/42(A)	2,278,131
118,676	FDIC Structured Sale Guaranteed Notes, Ser 2010-S3, Class A, 144a, 2.740%, 12/3/20	119,973
249,937	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 2.463%, 6/25/36(A)	224,564
24,951	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, 2.500%, 12/25/32(A)	24,736
401,931	Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Class 1A, 2.250%, 12/25/34(A)	396,764
4,566,201	Mill City Mortgage Trust, Ser 2015-1, Class A1, 144a, 2.230%, 6/25/56(A)	4,543,534
2,736,783	People's Choice Home Loan Securities Trust Series, Ser 2005-1, Class M3, 1.292%, 1/25/35(A)	2,737,500
1,182,189	RFMSI Trust, Ser 2007-SA1, Class 1A1, 3.274%, 2/25/37(A)	981,919
5,003,029	Springleaf Mortgage Loan Trust, Ser 2013-1A, Class M5, 144a, 2.138%, 6/25/58(A)	4,998,114

34

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage Obligations — 4.1% (Continued)
$262,500	Wells Fargo Mortgage Backed Securities Trust, Ser 2003-G, Class A1, 2.615%, 6/25/33(A)	$264,526
661,694	Wells Fargo Mortgage Backed Securities Trust, Ser 2003-M, Class A1, 2.786%, 12/25/33(A)	665,365
	Total Non-Agency Collateralized Mortgage Obligations	$21,497,076

	Municipal Bonds — 3.3%

	Connecticut — 0.1%
425,000	State of Connecticut, Ser A, UTGO, 0.930%, 5/15/18(A)	425,952

	Massachusetts — 0.9%
4,450,000	MA St Edu Fin Auth, Ser B 1, 1.983%, 1/1/31(A)	4,450,000

	Minnesota — 0.7%
1,500,000	Saint Paul MN Hsg & Redev Auth, Txbl Ref Healthpartners Oblig, 1.041%, 7/1/16	1,500,420
1,000,000	Saint Paul MN Hsg & Redev Auth, Txbl Ref Healthpartners Oblig, 1.400%, 7/1/17	996,170
1,095,000	Saint Paul MN Hsg & Redev Auth, Txbl Ref Healthpartners Oblig, 1.838%, 7/1/18	1,090,324
		3,586,914

	New York — 0.7%
3,900,000	Brookhaven NY IDA, Variable Intercounty Asso, (LOC: Capital One NA), 0.480%, 1/1/25(A)	3,900,000

	Ohio — 0.4%
1,540,000	Akron OH COP, Muni Baseball Stadium, 1.750%, 12/1/16	1,549,071
490,000	Medina Co OH IDR, Mack Inds Proj, (LOC: JP Morgan Chase Bank NA), 0.160%, 7/1/16(A)	490,000
		2,039,071

	Pennsylvania — 0.3%
1,800,000	PA St IDA 144a, 1.635%, 7/1/16	1,800,810

	South Carolina — 0.2%
230,000	Spartanburg SC Wtrwks Rev, Txbl Ref Sys Ser B, 1.219%, 12/1/16	230,101
535,000	Spartanburg SC Wtrwks Rev, Txbl Ref Sys Ser B, 1.519%, 12/1/17	533,502
280,000	Spartanburg SC Wtrwks Rev, Txbl Ref Sys Ser B, 1.785%, 12/1/18	279,684
		1,043,287
	Total Municipal Bonds	$17,246,034

	U.S. Government Agency Obligations — 1.6%
583,000	Government Trust Certificate, 0.000%, 10/1/16#	577,669
5,000,000	Overseas Private Investment Corp., 0.330%, 7/20/22(A)	5,000,000
2,100,000	Overseas Private Investment Corp., 0.420%, 10/15/33(A)	2,100,000
44,696	Small Business Administration Participation Certificates, Ser 2002-20A, Class 1, 6.140%, 1/1/22	48,305
56,925	Small Business Administration Participation Certificates, Ser 2003-20E, Class 1, 4.640%, 5/1/23	60,093
240,078	Small Business Administration Pools, 507682, 0.650%, 1/25/26(A)	239,547
179,943	Small Business Administration Pools, 508374, 0.750%, 4/25/28(A)	179,924
	Total U.S. Government Agency Obligations	$8,205,538

	Agency Collateralized Mortgage Obligations — 1.0%
60,339	FHLMC REMIC, Ser 2510 Class TA, 4.000%, 6/15/32	62,074
583,934	FHLMC REMIC, Ser 2770 Class FH, 0.731%, 3/15/34(A)	588,223
216,660	FHLMC REMIC, Ser 3414 Class MB, 4.250%, 12/15/19	222,922
347,916	FNMA REMIC, Ser 2003-119, Class PU, 4.000%, 11/25/33	355,067
3,648	FNMA REMIC, Ser 2003-19, Class ME, 4.000%, 1/25/33	3,649
113,205	FNMA REMIC, Ser 2003-33, Class AM, 4.250%, 5/25/33	120,466
107,731	FNMA REMIC, Ser 2003-42, Class CA, 4.000%, 5/25/33	112,056
1,621	FNMA REMIC, Ser 2003-66, Class AP, 3.500%, 11/25/32	1,622
491,779	FNMA REMIC, Ser 2003-81, Class FE, 0.922%, 9/25/33(A)	496,687
175,820	FNMA REMIC, Ser 2008-35, Class IO, 4.500%, 4/25/23(C)	5,526
207,899	FNMA REMIC, Ser 2010-13, Class WD, 4.250%, 3/25/25	214,705
96,068	FNMA REMIC, Ser 2010-54, Class NA, 4.500%, 10/25/39	98,563
198,686	FNMA REMIC, Ser 2011-52, Class AH, 2.750%, 10/25/18	201,421
477,484	FNMA REMIC, Ser 2012-102, Class NA, 1.500%, 9/25/27	466,885
184,199	GNMA, Ser 2002-72, Class AB, 4.500%, 10/20/32	197,580
19,669,426	GNMA, Ser 2011-142, Class IO, 0.855%, 9/16/46(A)(C)	764,950
249,565	GNMA, Ser 2011-161, Class A, 1.738%, 1/16/34	249,551

35

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Agency Collateralized Mortgage Obligations — 1.0% (Continued)
$169,527	GNMA, Ser 2011-57, Class BA, 3.000%, 5/20/40	$172,815
180,546	GNMA, Ser 2011-78, Class AB, 2.450%, 2/16/39	180,762
8,024,073	GNMA, Ser 2011-78, Class IX, 0.598%, 8/16/46(A)(C)	308,944
297,369	GNMA, Ser 2012-27, Class A, 1.614%, 7/16/39	291,550
13,443,826	GNMA, Ser 2013-121, Class KX, 0.628%, 10/16/44(A)(C)	426,113
	Total Agency Collateralized Mortgage Obligations	$5,542,131

Shares
	Investment Fund — 0.0%
62,420	Dreyfus Cash Management, Institutional Shares, 0.22%∞Ω	$62,420

	Total Investment Securities —100.3%
	(Cost $531,164,028)	$527,859,271

	Liabilities in Excess of Other Assets — (0.3%)	(1,420,306)

	Net Assets — 100.0%	$526,438,965

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2015.

(B)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of December 31, 2015.

(C)	Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(D)	Rate reflects yield at the time of purchase.

#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2015.

Portfolio Abbreviations:

ARM - Adjustable Rate Mortgage

COP - Certificate of Participation

CLO - Collateralized Loan Obligations

FDIC - Federal Deposit Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

IDA - Industrial Development Agency

IDR - Industrial Development Revenue

LLC - Limited Liability Company

LOC - Letter of Credit

LP - Limited Partnership

MLP - Master Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities were valued at $221,009,991 or 42.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

36

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$217,310,558	$—	$217,310,558
Corporate Bonds	—	128,787,185	—	128,787,185
U.S. Government Mortgage-Backed Obligations	—	44,660,697	—	44,660,697
Commercial Mortgage-Backed Securities	—	43,729,685	—	43,729,685
Commercial Paper	—	40,817,947	—	40,817,947
Non-Agency Collateralized Mortgage Obligations	—	21,497,076	—	21,497,076
Municipal Bonds	—	17,246,034	—	17,246,034
U.S. Government Agency Obligations	—	8,205,538	—	8,205,538
Agency Collateralized Mortgage Obligations	—	5,542,131	—	5,542,131
Investment Fund	62,420	—	—	62,420
Total	$62,420	$527,796,851	$—	$527,859,271

See accompanying Notes to Portfolios of Investments.

37

Notes to Portfolios of Investments

December 31, 2015 (Unaudited)

Security valuation and fair value measurements— U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1	–	quoted prices in active markets for identical securities
•	Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	–	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of December 31, 2015, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended December 31, 2015.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended December 31, 2015, there were no transfers between Levels 1, 2 and 3 for all Funds except as shown in the Portfolio of Investments for the Emerging Markets Equity Fund and Global Real Estate Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price and are categorized in Level 1. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

38

Notes to Portfolios of Investments (Unaudited) (Continued)

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Fund’s Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment Companies— Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Securities sold short— The Funds periodically engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value. A Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund would realize a gain if the price of the security declines between those dates. As of December 31, 2015, the Arbitrage Fund and Merger Arbitrage Fund held securities sold short with a fair value of $31,080,756 and $34,436,567, respectively, and had securities with a fair value of $39,353,836

39

Notes to Portfolios of Investments (Unaudited) (Continued)

and $69,036,005, respectively, held as collateral and cash collateral of $24,909,058 and $7,236,292,respectively, for both securities sold short and written options.

Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing call options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchasers of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. and short option positions are valued at the most recent ask price. As of December 31, 2015, the Arbitrage Fund and Merger Arbitrage Fund held written options with a fair value of $88,200 and $154,875, respectively, and had securities with a fair value of $39,353,836 and $69,036,005, respectively, held as collateral and cash collateral of $24,909,058 and $7,236,292, respectively, for both securities sold short and written options.The Arbitrage Fund and Merger Arbitrage Fund also held purchased options with a fair value of $189,000 and $331,875, respectively as of December 31, 2015.

Warrants— The Funds can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the company the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Funds have no obligation to exercise the warrant and buy the stock.

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investment in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts— A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls

40

Notes to Portfolios of Investments (Unaudited) (Continued)

for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended December 31, 2015, the Arbitrage Fund and Merger Arbitrage Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

Real Estate Investment Trust— The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities — The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of December 31, 2015:

	Fair Value of Derivative Investments
	As of December 31, 2015
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Arbitrage Fund	Purchased Options-Equity Contracts*	$189,000	$—
	Written Options-Equity Contracts*	—	88,200
	Forward Foreign Currency Exchange Contracts*	46,150	—
Merger Arbitrage Fund	Purchased Options- Equity contracts*	331,875	—
	Written Options-Equity Contracts*	—	154,875
	Forward Foreign Currency Exchange Contracts*	53,814	—

*	Amounts for Purchased and Written Options represent market value. Amounts for Forward Foreign Currency Exchange Contracts represent unrealized appreciation (depreciation).

For the period ended December 31, 2015, the average quarterly balance of outstanding derivative financial instruments were as follows:

		Merger
	Arbitrage	Arbitrage
	Fund	Fund
Equity contracts:
Purchased Options - Cost	$288,156	$505,988
Written Options - Premiums received	$157,041	$275,757
Forward foreign currency exchange contracts:
Average number of contracts	1	1
Average U.S. dollar amount sold	$782,077	$938,859

41

Notes to Portfolios of Investments (Unaudited) (Continued)

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of December 31, 2015, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral
Fund	Security Type	Loaned*	Received	Net Amount
Arbitrage Fund	Common Stock	$1,273,090	$1,319,500	$46,410
Emerging Markets Equity Fund	Common Stock	702,116	726,516	24,400
Global Real Estate Fund	Common Stock	613,455	651,717	38,262
Mid Cap Fund	Common Stock	14,817,560	15,140,673	323,113
Mid Cap Value Fund	Common Stock	14,688,472	15,077,382	388,910
Sands Capital Select Growth Fund	Common Stock	225,512,189	231,164,171	5,651,982
Small Cap Fund	Common Stock	58,541,803	59,960,302	1,418,499
Small Cap Value Fund	Common Stock	4,208,608	4,326,737	118,129

*	The remaining contractual maturity is overnight for all securities.

All cash collateral is received, held and administered by the Funds’ custodian for the benefit of the lending Fund in it’s applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

When-issued or delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

42

Notes to Portfolios of Investments (Unaudited) (Continued)

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of December 31, 2015, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Arbitrage Fund	$124,426,555	$2,453,544	$(2,981,436)	$(527,892)
Emerging Markets Equity Fund	46,049,398	453,480	(13,585,597)	(13,132,117)
Global Real Estate Fund	24,743,612	1,163,080	(1,766,957)	(603,877)
Merger Arbitrage Fund	232,206,947	2,980,985	(5,271,399)	(2,290,414)
Mid Cap Fund	711,306,253	68,246,108	(44,848,817)	23,397,291
Mid Cap Value Fund	326,994,811	42,338,694	(23,777,474)	18,561,220
Premium Yield Equity Fund	147,772,379	12,577,858	(17,315,968)	(4,738,110)
Sands Capital Select Growth Fund	3,312,072,735	1,906,537,896	(125,951,462)	1,780,586,434
Small Cap Fund	604,115,851	140,701,086	(87,458,844)	53,242,242
Small Cap Value Fund	65,993,536	1,484,745	(10,962,845)	(9,478,100)
Total Return Bond Fund	193,159,139	1,791,612	(4,469,358)	(2,677,746)
Ultra Short Duration Fixed Income Fund	531,164,028	949,516	(4,254,273)	(3,304,757)

43

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Funds Group Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	2/23/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	2/23/16

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	2/23/16

* Print the name and title of each signing officer under his or her signature.